UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23024

Pacer Funds Trust
 (Exact name of registrant as specified in charter)

16 Industrial Boulevard, Suite 201
Paoli, PA 19301
 (Address of principal executive offices) (Zip code)

Joe M. Thomson, President
16 Industrial Boulevard, Suite 201
Paoli, PA 19301
  (Name and address of agent for service)

610-644-8100
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  May 1, 2016 through April 30, 2017

Item 1. Reports to Stockholders.

ANNUAL REPORT
April 30, 2017

Pacer Trendpilot™ 750 ETF	Ticker: PTLC
Pacer Trendpilot™ 450 ETF	Ticker: PTMC
Pacer Trendpilot™ 100 ETF	Ticker: PTNQ
Pacer Trendpilot™ European Index ETF	Ticker: PTEU
Pacer Global Cash Cows Dividend ETF	Ticker: GCOW
Pacer US Cash Cows 100 ETF	Ticker: COWZ

Pacer Funds

Pacer Funds

Dear Shareholder:

Pacer ETFs recently crossed its second year in the ETF business.  We continue to grow in the development of new products, new fund launches, and assets under management.  Our strategy driven ETFs continue to find a place in client portfolios by delivering funds that accomplish specific goals for investors.  As of this writing, our assets crossed $1 billion in just under two years.  Because of that commitment from you, we are able to build out our suite of products.

The ETF marketplace continues to grow as global ETF assets recently crossed $4 trillion.  More investors are adopting the benefits of ETFs.  The wave of investors choosing passive investing over active management does not look like it will subside any time soon.  Smart Beta investing also continues to grow in number of fund offerings and assets under management.  Investors have determined that there is a real need for these strategies.  Pacer delivers for those with our belief through our Cash Cows series.  Indexes can hold hundreds, if not thousands, of securities, but we believe that not every one of those stocks is worth buying.  If you wouldn’t buy the stock on its own merit, why own it in an index.  We believe there is true value in our methodology that selects the best securities from an index in constructing our funds.

The market continues to reach new highs, but there is a complacency that is making investors nervous.  Volatility, as measured by the VIX, is also near record lows.  We believe our Trendpilot ETFs can help investors participate in market rallies and protect them against a long-term major market downturn.

Thank you for your business and support. We look forward to growing with you in the future.

Sincerely,

Joe M. Thomson
Chairman, Pacer Funds Trust

Pacer Funds

Market Environment Overview

Investors saw a lot of global events over the last twelve months.  Some of the more notable ones include The U.S. Presidential election, the Federal Reserve raising rates in December 2016 for only the second time in a decade and the United Kingdom’s vote to withdrawal from the European Union in June 2016.

Stock markets have seen record highs extending the second longest bull market in history.  Investors are looking for a reason or catalyst for a stock market correction or recession, but market volatility is at an all-time low.  There have been periods over the last 6 months where stocks have had the lowest number of daily 1% moves since 1995.  Economic and job data continue to creep along helping perpetuate the stock market momentum.

The market’s reaction to the U.S. Presidential election and the potential policies to be implemented or eliminated saw an 11% increase only to see that erase.  The real story however, is that earnings for Q1 2017 show some of the strongest growth in years.

According to FactSet, as of May 19, 2017 (with 95% of the companies in the S&P 500 reporting actual results for Q1 2017), 75% of S&P 500 companies have beat the mean EPS estimate and 64% of S&P 500 companies have beat the mean sales estimate. The blended earnings growth rate for Q1 for the S&P 500 is 13.9%.  If 13.9% is the actual growth rate for the quarter, it will mark the highest (year-over-year) earnings growth for the index since Q3 2011 (16.7%).

Regardless of news, whether fake or real, investors must be ever vigilant that their portfolios can adapt to all market conditions and not let emotions take over.

The Trendpilot™ Series

The Trendpilot™ series, a first of their kind, uses a trend following strategy designed to participate in the market when it is trending up, maintain some exposure during short term market declines, and exit the market when it is trending down.  The period referenced in this section for all Trendpilot funds is for the fiscal year end of April 30, 2017.

Pacer Trendpilot™ 750 ETF

The Pacer Trendpilot™ 750 ETF (the “Fund”) is an exchange traded fund that seeks to track the total return performance, before fees and expenses, of the Pacer Wilshire US Large-Cap Trendpilot™ Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Wilshire US Large-Cap® Index (the “Wilshire Large-Cap”), (ii) 50% to the Wilshire Large-Cap and 50% to 3-Month US Treasury Bills (“T-Bills”) or (iii) 100% to 3-Month US T-Bills, depending on the relative performance of the Wilshire US Large-Cap Total Return Index™ (“Wilshire Large-Cap TR”) and its 200-business day historical simple moving average (the “200-

Pacer Funds

day moving average”). The Wilshire Large-Cap TR is a total return version of the Wilshire Large-Cap and reflects the reinvestment of dividends paid by the securities in the Wilshire Large-Cap.

The Wilshire Large-Cap is a rules-based, float-adjusted, market capitalization-weighted index comprised of approximately 750 of the largest companies in the Wilshire 5000 Total Market Index™ (the “Wilshire 5000”). The Wilshire 5000 is an unmanaged, market capitalization-weighted index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data.

The Fund

The Fund had a total return of 17.72% during this period while the Pacer Wilshire US Large-Cap Trendpilot Index had a total return of 18.44%.  The Wilshire US Large Cap Index had a total return of 18.44%.

The fund was invested in 100% equities during this period.

The top three sectors for contribution to performance for that period were Information Technology at 35.37%, Financials at 26.29%, and Consumer Discretionary at 17.31%.  The three sectors with the lowest contribution to performance were Energy at 2.75%, Real Estate at 5.53%, and Telecommunication Services at 5.43%.  Sector performance numbers reflect their total return during the period.

Pacer Trendpilot™ 450 ETF

The Pacer Trendpilot 450 ETF (the “Fund”) is an exchange traded fund that seeks to track the total return performance, before fees and expenses, of the Pacer Wilshire US Mid-Cap Trendpilot Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Wilshire US Mid-Cap® Index (the “Wilshire Mid-Cap”), (ii) 50% to the Wilshire Mid-Cap and 50% to 3-Month US Treasury Bills (“T-Bills”), or (iii) 100% to 3-Month US T-Bills, depending on the relative performance of the Wilshire US Mid-Cap Total Return Index™ (“Wilshire Mid-Cap TR”) and its 200-business day historical simple moving average (the “200-day moving average”). The Wilshire Mid-Cap TR is a total return version of the Wilshire Mid-Cap and reflects the reinvestment of dividends paid by the securities in the Wilshire Mid-Cap.

The Wilshire Mid-Cap is a rules-based, float-adjusted, market capitalization-weighted index comprised of approximately 500 mid-sized companies ranked between 500 and 1,000 in the Wilshire 5000 Total Market Index™ (the “Wilshire 5000”). The Wilshire 5000 is an unmanaged, market capitalization-weighted index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data.

Pacer Funds

The Fund

The Fund had a total return of 18.54% during this period while the Pacer Wilshire US Mid-Cap Trendpilot Index had a total return of 19.33%.  The Wilshire US Mid-Cap Index had a total return of 19.33%.

The fund was invested in 100% equities during the period.

The top three sectors for contribution to performance were Financials at 22.97%, Information Technology at 32.06% and Industrials at 24.36%.  The three sectors with the lowest contribution to performance were Consumer Staples at 5.81%, Telecommunication Services at -16.49%, and Energy at -6.24%.  Sector performance numbers reflect their total return during the period.

Pacer Trendpilot™ 100 ETF

The Pacer Trendpilot™ 100 ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Pacer NASDAQ-100 Trendpilot™ Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the NASDAQ-100® Index (the “NASDAQ-100”), (ii) 50% to the NASDAQ-100 and 50% to 3-Month US Treasury Bills (“T-Bills”), or (iii) 100% to 3-Month US T-Bills, depending on the relative performance of the NASDAQ-100 Total Return Index (“NASDAQ-100 TR”) and its 200-business day historical simple moving average (the “200-day moving average”). The NASDAQ-100 TR is a total return version of the NASDAQ-100 and reflects the reinvestment of dividends paid by the securities in the NASDAQ-100.

The NASDAQ-100® Index includes approximately 100 of the largest non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100® Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The NASDAQ-100® Index was developed by NASDAQ OMX. There is no minimum market capitalization requirement for inclusion in the NASDAQ-100® Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements. As of May 31, 2017, the range of market capitalizations of companies in the NASDAQ-100® Index was approximately $7.1 billion to $795.24 billion.

The Fund

The Fund had a total return of 23.11% during this period.  The Pacer NASDAQ-100 Trendpilot™ Index had a total return of 24.00%.  The NASDAQ-100® Index had a total return of 30.23%.

Pacer Funds

The fund had two exposure changes during the fiscal year:

•	May 5, 2016 – 100% T-Bills
•	June 1, 2016 – 100% Equities

The underperformance can be attributed to the fund missing on 5.03% of performance when it moved from equities to T Bills and back again to 100% Equities.  The NASDAQ-100 has 52.55% of its holdings in Information Technology.  When the fund was invested in equities, the top three sectors for contribution to performance were Information Technology at 32.57%, Consumer Discretionary at 3.35%, and Consumer Staples at 10.57%. The three sectors that had the lowest contribution to performance were Telecom at 35.67%, Financials at 12.69%, and Health Care at -2.33%.  The NASDAQ-100 Total Return Index saw a 2.30% decline during June, then saw a 27% rally from June through April.  The dates referenced above represent the fund position at the close of business on that day.  Sector performance numbers reflect their total return during the period.

Pacer Trendpilot™ European Index ETF

The Pacer Trendpilot European Index ETF (the “Fund”) is an exchange traded fund that seeks to track the total return performance, before fees and expenses, of the Pacer Trendpilot European Index (the “Index”).

The Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury Bills (“T-Bills”), or (iii) 100% to 3-Month US T-Bills, depending on the relative performance of the FTSE Eurozone Total Return Index (“FTSE Eurozone TR”) and its 200-business day historical simple moving average (the “200-day moving average”).

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization. The FTSE Eurozone TR is a total return version of the FTSE Eurozone Index and reflects the reinvestment of dividends paid by the securities in the FTSE Eurozone Index.

The Fund

The Fund had a total return of 8.25% during this period while the Pacer Trendpilot European Index had a total return of 9.60%.  The FTSE Eurozone Total Return Index (USD) was 15.97%.

The fund had two exposure changes during the fiscal year:

•	June 16, 2016 – 100% to T-Bills
•	August 1, 2016 – 100% to Equities

Pacer Funds

The fund has remained in equities through the end of the period.

The funds under performance can be attributed to the period between June 16 and August 1, where the Pacer Trendpilot European Index went to 100% T Bills. While the Trendpilot Index was exposed to T bills, the market rallied 6.55% resulting in under performance for the Trendpilot Index. For the remainder of the fiscal year, the Trendpilot Index remained 100% invested in Equities.  When the fund was invested in equities, the top three sectors for contribution to performance were Financials at 28.54%, Industrials at 16.56%, and Consumer Discretionary at 15.91%. The three sectors that had the lowest contribution to performance were Telecommunication Services at .03%, Utilities at -1.86%, and Consumer Staples at -3.66%.  Sector performance numbers reflect their total return during the period.

Pacer Cash Cows Series

The Cash Cows series are strategy driven funds designed to identify companies with high free cash flow.  The ability for a company to generate high free cash flow indicates a company is producing more cash than it needs to run the business.  Selecting the best companies from a broad based index with high free cash flow yield identifies healthier companies with the potential to produce greater returns than a broad based index.

The period referenced in this section for all Cash Cows funds is for fiscal year end April 30, 2017, except for the Pacer U.S. Cash Cows 100 ETF.

Pacer Global Cash Cows Dividend ETF

The Pacer Global Cash Cows Dividend ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Pacer Global Cash Cows Dividend Index (the “Index”).

The Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yields backed by a high free cash flow yield.  The initial index universe is derived from the component companies of the FTSE Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), are excluded from the index universe.

The remaining companies are ranked by their free cash flow yield for the trailing twelve-month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.

Pacer Funds

At the time of each rebalance of the Index, the companies included in the Index are weighted based on the aggregate amount of dividends distributed by each company for the trailing twelve-month period, and weightings are capped at 2% of the weight of the Index for any individual company. The Index is reconstituted and rebalanced semi-annually as of the close of business on the 2nd Wednesday of June and December.

The FTSE Developed Large-Cap Index is comprised of approximately 1,000 companies in developed markets worldwide.  Financial companies, other than real estate investment trusts (REITs) are excluded from the Index universe.

The Fund

The Fund had a total return of 8.03% and the Pacer Global Cash Cows Dividend Index total return was 8.69%. The FTSE Developed Large-Cap Index had a total return of 15.79%.  There were several factors that contributed to performance.  Following the market bottom in February, high dividend stocks lagged the benchmark indexes, as investors turned their focus towards cyclical stocks with higher exposure to the economic recovery. This is not an unusual experience, as higher stocks tend to provide their best performance during flat or negative market periods, where investors seek the stability of high dividend paying companies. During the fiscal year, three top sectors that contributed to performance were Information technology at 21.78%, Industrials at 23.66%, and Health Care at 11.03%.  The three sectors that had the lowest contribution to performance were Real Estate at -6.39%, Telecommunication Services at -4.36%, and Utilities at -6.04%.  The Fund had a weighting of 35.24% U.S. and 64.76% International exposure at the end of the period.  This allowed the fund to capture the returns of the higher yielding international companies.  The return for each of those categories during that period is 14.03% and 5.63%, respectively.  The top three countries that contributed most to the positive performance were the U.S., Japan and Switzerland.  The fund uses a rules based methodology that uses quality and value screens to select top constituents from the index universe.  Free Cash Flow indicates a company is generating more cash than it needs to run the business and can invest in growth opportunities.  Sector performance numbers reflect their total return during the period.

Pacer US Cash Cows 100 ETF

The Pacer US Cash Cows 100 ETF (the “Fund”) is an exchange traded fund that seeks to track the total return performance, before fees and expenses, of the Pacer US Cash Cows 100 Index (the “Index”).

The Index

The Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”.

The initial index universe is derived from the component companies of the Russell 1000 Index. The initial universe of companies is screened based on their average projected free

Pacer Funds

cash flows and earnings (if available) over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), are excluded from the Index universe.

The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

At the time of each rebalance of the Index, the companies included in the Index are weighted in proportion to their trailing twelve month free cash flow, and weightings are capped at 2% of the weight of the Index for any individual company. As of December 8, 2016, the companies included in the Index had a market capitalization of $1.48 billion to $598.3 billion. The index is reconstituted and rebalanced quarterly as of the close of business on the 3rd Friday of March, June, September, and December based on data as of the 1st Friday of the applicable rebalance month.

The Fund

The Fund’s inception date was December 16, 2016.  The Fund had a since inception total return of 4.87%.  The Pacer US Cash Cows 100 Index was 5.11%. The Russell 1000 Index had a total return of 6.32%.  There were several factors that contributed to positive performance.  The three top sectors for contribution to performance during this period were Information Technology at 15.01%, Consumer Staples at 7.57%, and Industrials at 3.54%.  The three sectors that had the lowest contribution to performance were Health Care at -.80%, Consumer Discretionary at -3.35%, and Energy at -10.47%.  The fund uses a rules based methodology that uses quality and value screens to select top constituents from the index universe.  Free Cash Flow indicates a company is generating more cash than it needs to run the business and can invest in growth opportunities. High Free Cash Flow yield stocks have historically performed well in most market cycles, with the exception of the mega growth cycles like the 1990s where stocks with high cash flow yields lagged the market.  Sector performance numbers reflect their total return during the period.

The performance data quoted is historical. Past performance is no guarantee of future results. You cannot invest directly in an index.

Before investing you should carefully consider the Funds’ investment objectives, risks, charges, and expenses. This and other information is in the prospectus. A copy may be obtained by visiting www.paceretfs.com or calling 1-877-337-0500. Please read the prospectus carefully before investing.

An investment in the Funds is subject to investment risk, including the possible loss of principal. Pacer ETF shares may be bought and sold on an exchange through a brokerage account. Brokerage commissions and ETF expenses will reduce investment

Pacer Funds

returns. There can be no assurance that an active trading market for ETF shares will be developed or maintained. The risks associated with these funds are detailed in the prospectus and could include factors such as concentration risk, equity market risk, fixed income risk, government obligations risk, high portfolio turnover risk, large and mid-capitalization investing risk, new fund risk, other investment companies risk, passive investment risk, tracking risk, trend lag risk, currency exchange rate risk, European investments risk, foreign securities risk, geographic concentration risk, non-diversification risk and/or special risks of exchange traded funds.

Pacer Wilshire US Large-Cap Trendpilot™ Index and Pacer Wilshire US Mid-Cap Trendpilot™ Index (“Indices”) are the property of Index Design Group, LLC (“IDG”) based on methodology supplied by IDG and are Powered by WilshireSM. Indices Powered by WilshireSM are generally based on third party methodology, but maintained and calculated by Wilshire Associates Incorporated (“Wilshire”). Wilshire makes no representations or warranties, express or implied, regarding the methodology used to calculate the Indices; the intended purpose of the Indices; the ability of the Indices to accurately represent the asset class or market sector that it purports to represent; nor advisability of investing in an investment product based on the Indices that is not sponsored, endorsed, sold, or promoted by Wilshire. Wilshire shall have no liability for any errors, omissions, or interruptions of any Index or the data included therein. Wilshire®, Wilshire IndexesSM, Wilshire US Large-Cap IndexSM, Wilshire US Mid-Cap IndexSM, Wilshire 5000 Total Market IndexSM, Wilshire Small Cap IndexSM, and Powered by WilshireSM are service marks of Wilshire Associates Incorporated, Santa Monica, California. All other trade names, trademarks, and/or service marks are the property of their respective holders.

The Pacer NASDAQ-100 Trendpilot™ Index is co-owned by Index Design Group, LLC. and Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”). The NASDAQ-100 is a registered trademark of the Corporations and is licensed for use by Index Design Group, LLC. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

FTSE International Limited (“FTSE”) © FTSE 2015. FTSE® is a trade mark of London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. All rights in the FTSE indices and / or FTSE ratings vest in FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and / or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and / or Russell ratings or underlying data and no party

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may rely on any Russell Indexes and / or Russell ratings and / or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

The Russell 1000 Index (the “Index”) is a trademark of Frank Russell Company (“Russell”) and has been licensed for use by Index Design Group (“IDG”). The Pacer US Cash Cows 100 Index is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which the Pacer US Cash Cows 100 Index is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Pacer US Cash Cows 100 Index. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to IDG or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

Distributor: Pacer Financial, Inc., member FINRA, SIPC, an affiliate of Pacer Advisors, Inc.

Investment products offered are: Not FDIC Insured • No Bank Guarantee • May Lose Value

Trendpilot® and Strategy Driven ETFs™ are trademarks of Index Design Group, LLC.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2017

Pacer Trendpilot™ 750 ETF

	Percentage of
Sector(a)	Net Assets
Consumer, Non-Cyclical	22.2%
Financial	18.8%
Communications	13.8%
Technology	13.5%
Industrial	10.1%
Consumer, Cyclical	9.7%
Energy	6.1%
Utilities	3.2%
Basic Materials	2.4%
Diversified	0.0	%(b)
Short-Term Investments	0.2%
Liabilities in excess of other assets	0.0	%(b)
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Wilshire US Large-Cap TrendpilotTM Index.
(b)	Less than 0.05%

Pacer Trendpilot™ 450 ETF

	Percentage of
Sector(a)	Net Assets
Financial	26.9%
Consumer, Non-Cyclical	16.5%
Industrial	14.9%
Consumer, Cyclical	11.4%
Technology	10.5%
Communications	5.3%
Utilities	4.9%
Energy	4.5%
Basic Materials	4.4%
Diversified	0.6%
Short-Term Investments	0.1%
Other assets in excess of liabilities	0.0	%(b)
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Wilshire US Mid-Cap TrendpilotTM Index.
(b)	Less than 0.05%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2017

Pacer Trendpilot™ 100 ETF

Percentage of
Sector(a)	Net Assets
Communications	37.9%
Technology	36.8%
Consumer, Non-Cyclical	16.0%
Consumer, Cyclical	8.4%
Industrial	0.9%
Short-Term Investments	0.1%
Liabilities in excess of other assets	-0.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer NASDAQ-100 TrendpilotTM Index.

Pacer Trendpilot™ European Index ETF

	Percentage of
Country(a)	Net Assets
France	30.2%
Germany	30.0%
Spain	10.8%
Netherlands	8.3%
Italy	6.8%
Belgium	3.9%
Finland	3.3%
United Kingdom	3.1%
Luxembourg	0.9%
Austria	0.7%
Ireland	0.7%
Portugal	0.5%
Greece	0.4%
Switzerland	0.2%
Short-Term Investments	0.2%
Liabilities in excess of other assets	0.0	%(b)
Total	100.0%

(a)	The Fund generally classifies a company based on its country of incorporation, but may designate a different country in certain circumstances.
(b)	Less than 0.05%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of April 30, 2017

Pacer Global Cash Cows Dividend ETF
Percentage of
Sector(a)	Net Assets
Consumer, Non-Cyclical	33.5%
Communications	22.4%
Consumer, Cyclical	11.4%
Technology	8.0%
Industrial	7.4%
Financial	5.5%
Utilities	4.4%
Basic Materials	4.2%
Energy	2.3%
Diversified	0.6%
Short-Term Investments	0.1%
Other assets in excess of liabilities	0.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Global Cash Cows Dividend 100 Index.

Pacer US Cash Cows 100 ETF

	Percentage of
Sector(a)	Net Assets
Consumer, Cyclical	28.6%
Technology	24.1%
Consumer, Non-Cyclical	14.1%
Communications	9.6%
Industrial	6.7%
Financial	6.7%
Basic Materials	5.3%
Energy	4.8%
Short-Term Investments	0.1%
Other assets in excess of liabilities	0.0	%(b)
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Cash Cows 100 Index.
(b)	Less than 0.05%

Pacer Trendpilot™ 750 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Wilshire US Large-Cap Trendpilot™ Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Wilshire US Large-Cap Index™, (ii) 50% to the Wilshire US Large-Cap Index™ and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Wilshire US Large-Cap Total Return Index™ and its 200-business day historical simple moving average. The Wilshire US Large-Cap Total Return Index™ is a total return version of the Wilshire US Large-Cap Index™ and reflects the reinvestment of dividends paid by the securities in the Wilshire US Large-Cap Index™.

The Wilshire US Large-Cap Index™ is a rules-based, float-adjusted, market capitalization-weighted index comprised of approximately 750 of the largest companies in the Wilshire 5000 Total Market Index™. The Wilshire 5000 Total Market Index™ is an unmanaged, market-capitalization-weighted index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data.

Pacer Trendpilot™ 750 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the year ended April 30, 2017)

	One	Since
	Year	Inception(2)
Pacer Trendpilot™ 750 ETF – NAV	17.72%	1.82%
Pacer Trendpilot™ 750 ETF – Market	17.65%	1.84%
Pacer Wilshire US Large-Cap Trendpilot™ Index(3)	18.44%	2.47%
Wilshire US Large-Cap Index™(3)	18.44%	9.12%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2016, is 0.62%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot™ 450 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Wilshire US Mid-Cap Trendpilot Index™ uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Wilshire US Mid-Cap Index™, (ii) 50% to the Wilshire US Mid-Cap Index™ and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Wilshire US Mid-Cap Total Return Index™ and its 200-business day historical simple moving average. The Wilshire US Mid-Cap Total Return Index™ is a total return version of the Wilshire Mid-Cap Index™ and reflects the reinvestment of dividends paid by the securities in the Wilshire Mid-Cap Index™.

The Wilshire US Mid-Cap Index™ is a rules-based, float-adjusted, market capitalization-weighted index comprised of approximately 500 mid-sized companies ranked between 500 and 1,000 in the Wilshire 5000 Total Market Index™. The Wilshire 5000 Total Market Index™ is an unmanaged, market-capitalization-weighted index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data.

Pacer Trendpilot™ 450 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the year ended April 30, 2017)

	One	Since
	Year	Inception(2)
Pacer Trendpilot™ 450 ETF – NAV	18.54%	6.61%
Pacer Trendpilot™ 450 ETF – Market	18.61%	6.69%
Pacer Wilshire US Mid-Cap Trendpilot™ Index(3)	19.33%	7.37%
Wilshire US Mid-Cap Index™(3)	19.33%	6.52%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2016, is 0.63%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot™ 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer NASDAQ-100 Trendpilot™ Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the NASDAQ-100 Index, (ii) 50% to the NASDAQ-100 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the NASDAQ-100 Total Return Index and its 200-business day historical simple moving average. The NASDAQ-100 Total Return Index is a total return version of the NASDAQ-100 Index and reflects the reinvestment of dividends paid by the securities in the NASDAQ-100 Index.

The NASDAQ-100 Index includes approximately 100 of the largest non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The NASDAQ 100 Index was developed by NASDAQ OMX. There is no minimum market capitalization requirement for inclusion in the NASDAQ-100 Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements.

Pacer Trendpilot™ 100 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the year ended April 30, 2017)

	One	Since
	Year	Inception(2)
Pacer Trendpilot™ 100 ETF – NAV	23.11%	3.04%
Pacer Trendpilot™ 100 ETF – Market	23.27%	3.01%
Pacer NASDAQ-100 Trendpilot™ Index(3)	24.00%	3.77%
NASDAQ-100 Index(3)	30.23%	13.67%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2016, is 0.66%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot™ European Index ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 14, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot™ European Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the FTSE Eurozone Total Return Index and its 200-business day historical simple moving average.

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization. The FTSE Eurozone Total Return Index is a total return version of the FTSE Eurozone Index and reflects the reinvestment of dividends paid by the securities in the FTSE Eurozone Index.

Pacer Trendpilot™ European Index ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the year ended April 30, 2017)

	One	Since
	Year	Inception(2)
Pacer Trendpilot™ European Index ETF – NAV	8.25%	5.82%
Pacer Trendpilot™ European Index ETF – Market	9.08%	6.51%
Pacer Trendpilot™ European Index(3)	9.60%	6.99%
FTSE Eurozone Index (USD)(3)	15.97%	13.61%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2016, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 14, 2015.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Global Cash Cows Dividend ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on February 22, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Global Cash Cows Dividend Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yield backed by a high free cash flow yield. The initial index universe is derived from the component companies of the FTSE Developed Large Cap Total Return Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.

The FTSE Developed Large-Cap Index is a market-capitalization weighted index representing the performance of large-cap stocks in developed markets.  The FTSE Developed Large-Cap Total Return Index is a total return version of the FTSE Developed Large-Cap Index and reflects the reinvestment of dividends paid by the securities in the FTSE Developed Large-Cap Index.

Pacer Global Cash Cows Dividend ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Annualized Returns(1)
(For the year ended April 30, 2017)

	One	Since
	Year	Inception(2)
Pacer Global Cash Cows Dividend ETF – NAV	8.03%	14.45%
Pacer Global Cash Cows Dividend ETF – Market	7.75%	14.76%
Pacer Global Cash Cows Dividend Index(3)	8.69%	15.46%
FTSE Developed Large-Cap Index(3)	15.79%	20.46%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2016, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is February 22, 2016.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 16, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization U.S. companies with high free cash flow yields. The initial index universe is derived from the component companies of the Russell 1000 Total Return Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The Russell 1000 Index is a market-capitalization weighted index representing the top 1,000 large-cap stocks in the Russell 3000 Index.  The Russell 1000 Total Return Index is a total return version of the Russell 1000 Index and reflects the reinvestment of dividends paid by the securities in the Russell 1000 Index.

Pacer US Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Cumulative Returns(1)
(For the period ended April 30, 2017)

Since
Inception(2)
Pacer US Cash Cows 100 ETF – NAV	4.87%
Pacer US Cash Cows 100 ETF – Market	4.84%
Pacer US Cash Cows 100 Index(3)	5.11%
Russell 1000 Index(3)	6.32%

(1)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 15, 2016, is 0.49%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 16, 2016.
(3)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Periods Ended April 30, 2017 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Pacer Funds

EXPENSE EXAMPLE
For the Periods Ended April 30, 2017 (Unaudited) (Continued)

	Fund’s	Beginning	Ending	Expenses
	Annual	Account	Account	Paid
	Expense	Value	Value	During
	Ratio	11/01/16	04/30/17	Period(a)
Pacer Trendpilot™ 750 ETF
Actual	0.60%	$1,000.00	$1,132.10	$3.17
Hypothetical(b)	0.60%	$1,000.00	$1,021.82	$3.01

Pacer Trendpilot™ 450 ETF
Actual	0.60%	$1,000.00	$1,142.60	$3.19
Hypothetical(b)	0.60%	$1,000.00	$1,021.82	$3.01

Pacer Trendpilot™ 100 ETF
Actual	0.65%	$1,000.00	$1,166.10	$3.49
Hypothetical(b)	0.65%	$1,000.00	$1,021.57	$3.26

Pacer Trendpilot™
European Index ETF
Actual	0.65%	$1,000.00	$1,156.50	$3.48
Hypothetical(b)	0.65%	$1,000.00	$1,021.57	$3.26

Pacer Global Cash
Cows Dividend ETF
Actual	0.60%	$1,000.00	$1,087.50	$3.11
Hypothetical(b)	0.60%	$1,000.00	$1,021.82	$3.01

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (181) in the most recent six-month period and divided by the number of days in the most recent twelve month period (365).

(b)	Assumes 5% return before expenses.

	Fund’s	Beginning	Ending	Expenses
	Annual	Account	Account	Paid
	Expense	Value	Value	During
	Ratio	12/16/16(a)	04/30/17	Period(b)
Pacer US Cash Cows 100 ETF
Actual	0.49%	$1,000.00	$1,048.70	$1.86
Hypothetical(c)	0.49%	$1,000.00	$1,016.68	$1.83

(a)	Inception date of the Fund.
(b)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (135) in the most recent six-month period and divided by the number of days in the most recent twelve month period (365).

(c)	Assumes 5% return before expenses.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017

	Shares	Value
COMMON STOCKS – 96.1%

Advertising – 0.1%
Interpublic Group of Cos., Inc.	7,956	$187,523
Omnicom Group, Inc.	5,154	423,246
		610,769
Aerospace/Defense – 2.3%
Arconic, Inc.	9,216	251,873
Boeing Co.	12,335	2,279,878
General Dynamics Corp.	5,133	994,724
Harris Corp.	2,616	292,704
L3 Technologies, Inc.	1,625	279,126
Lockheed Martin Corp.	5,778	1,556,882
Northrop Grumman Corp.	3,878	953,833
Orbital ATK, Inc.	1,030	101,970
Raytheon Co.	6,381	990,395
Rockwell Collins, Inc.	3,147	327,535
Spirit AeroSystems Holdings, Inc. – Class A	2,623	149,931
TransDigm Group, Inc.	1,053	259,807
United Technologies Corp.	17,735	2,110,288
		10,548,946
Agriculture – 1.9%
Altria Group, Inc.	42,582	3,056,536
Archer-Daniels-Midland Co.	11,388	521,001
Bunge Ltd.	2,937	232,111
Philip Morris International, Inc.	32,230	3,572,373
Reynolds American, Inc.	19,135	1,234,208
		8,616,229
Airlines – 0.6%
Alaska Air Group, Inc.	2,288	194,686
American Airlines Group, Inc.	10,272	437,793
Delta Air Lines, Inc.	16,212	736,673
JetBlue Airways Corp. (a)	5,443	118,821
Southwest Airlines Co.	10,915	613,641
United Continental Holdings, Inc. (a)	6,440	452,152
		2,553,766

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Apparel – 0.6%
Carter’s, Inc.	1,011	$93,052
Hanesbrands, Inc.	7,940	173,171
NIKE, Inc. – Class B	28,908	1,601,792
Ralph Lauren Corp.	1,072	86,532
Skechers U.S.A, Inc. – Class A (a)	2,219	56,030
Under Armour, Inc. – Class A (a)	7,136	153,353
VF Corp.	7,512	410,381
		2,574,311
Auto Manufacturers – 0.7%
Ford Motor Co.	82,623	947,686
General Motors Co.	30,276	1,048,761
PACCAR, Inc.	6,644	443,354
Tesla Motors, Inc. (a)	2,316	727,386
		3,167,187
Auto Parts & Equipment – 0.2%
Adient PLC – ADR	1,506	110,781
Allison Transmission Holdings, Inc.	3,095	119,715
Autoliv, Inc.	1,849	185,251
BorgWarner, Inc.	4,208	177,914
Goodyear Tire & Rubber Co.	5,582	202,236
Lear Corp.	1,577	224,975
WABCO Holdings, Inc. (a)	1,066	126,716
		1,147,588
Banks – 7.7%
Bank of America Corp.	219,056	5,112,767
Bank of New York Mellon Corp.	23,385	1,100,498
Bank of the Ozarks, Inc.	2,464	116,966
BB&T Corp.	17,916	773,613
Capital One Financial Corp.	9,905	796,164
Citigroup, Inc.	61,481	3,634,757
Citizens Financial Group, Inc.	10,143	372,349
Comerica, Inc.	3,376	238,683
Commerce Bancshares, Inc.	1,844	101,328
Cullen/Frost Bankers, Inc.	1,033	97,505
East West Bancorp, Inc.	2,699	146,475

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Banks – 7.7% (Continued)
Fifth Third Bancorp	15,732	$384,333
First Republic Bank	2,805	259,350
Goldman Sachs Group, Inc.	8,365	1,872,087
Huntington Bancshares, Inc.	20,792	267,385
JPMorgan Chase & Co.	77,357	6,730,059
KeyCorp	23,275	424,536
M&T Bank Corp.	2,855	443,695
Morgan Stanley	33,489	1,452,418
Northern Trust Corp.	4,956	446,040
PacWest Bancorp	2,163	106,831
PNC Financial Services Group, Inc.	10,497	1,257,016
Regions Financial Corp.	23,970	329,587
Signature Bank (a)	1,024	141,773
State Street Corp.	8,481	711,556
SunTrust Banks, Inc.	9,604	545,603
SVB Financial Group (a)	974	171,366
US Bancorp	35,594	1,825,260
Wells Fargo & Co.	99,110	5,336,082
Zions Bancorp	3,923	157,038
		35,353,120
Beverages – 2.0%
Brown-Forman Corp. – Class B	4,990	236,127
Coca-Cola Co.	85,142	3,673,877
Constellation Brands, Inc. – Class A	3,597	620,627
Dr Pepper Snapple Group, Inc.	3,685	337,730
Molson Coors Brewing Co. – Class B	3,456	331,396
Monster Beverage Corp. (a)	8,268	375,202
PepsiCo, Inc.	31,333	3,549,402
		9,124,361
Biotechnology – 2.4%
Alexion Pharmaceuticals, Inc. (a)	3,974	507,798
Alnylam Pharmaceuticals, Inc. (a)	1,329	71,235
Amgen, Inc.	14,255	2,328,127
Biogen, Inc. (a)	4,137	1,121,996
BioMarin Pharmaceutical, Inc. (a)	2,870	275,061

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Biotechnology – 2.4% (Continued)
Bio-Rad Laboratories, Inc. – Class A (a)	416	$90,796
Bioverativ, Inc. (a)	2,120	124,677
Celgene Corp. (a)	17,261	2,141,227
Exelixis, Inc. (a)	5,291	118,518
Gilead Sciences, Inc.	29,006	1,988,361
Illumina, Inc. (a)	2,284	422,220
Incyte Corp. (a)	3,819	474,625
Ionis Pharmaceuticals, Inc. (a)	1,838	88,573
Regeneron Pharmaceuticals, Inc. (a)	1,501	583,124
Seattle Genetics, Inc. (a)	2,137	145,957
United Therapeutics Corp. (a)	759	95,406
Vertex Pharmaceuticals, Inc. (a)	4,044	478,405
		11,056,106
Building Materials – 0.4%
Fortune Brands Home & Security, Inc.	3,094	197,212
Johnson Controls International PLC	9,692	402,896
Lennox International, Inc.	744	123,050
Martin Marietta Materials, Inc.	1,267	278,981
Masco Corp.	6,514	241,148
Owens Corning	2,236	136,061
Vulcan Materials Co.	2,521	304,738
		1,684,086
Chemicals – 1.9%
AdvanSix, Inc. (a)	653	17,801
Air Products & Chemicals, Inc.	4,339	609,630
Albemarle Corp.	2,004	218,256
Ashland Global Holdings, Inc.	1,227	151,535
Axalta Coating Systems Ltd. (a)	1,612	50,568
Celanese Corp. – Class A	2,828	246,149
CF Industries Holdings, Inc.	4,417	118,111
Dow Chemical Co.	26,639	1,672,929
Eastman Chemical Co.	2,948	235,103
EI du Pont de Nemours & Co.	16,739	1,334,935
FMC Corp.	2,296	168,136
International Flavors & Fragrances, Inc.	1,506	208,717

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Chemicals – 1.9% (Continued)
Monsanto Co.	9,507	$1,108,611
Mosaic Co.	6,983	188,052
NewMarket Corp.	122	57,425
PPG Industries, Inc.	5,347	587,314
Praxair, Inc.	5,472	683,891
RPM International, Inc.	2,632	138,338
Sherwin-Williams Co.	1,778	595,061
The Chemours Co.	3,464	139,565
Valspar Corp.	1,393	156,629
Valvoline, Inc.	805	17,911
Westlake Chemical Corp.	865	53,846
WR Grace & Co.	1,417	98,793
		8,857,306
Commercial Services – 1.7%
AMERCO	211	79,011
Automatic Data Processing, Inc.	9,782	1,022,121
Cintas Corp.	1,850	226,569
CoStar Group, Inc. (a)	700	168,623
Ecolab, Inc.	5,691	734,651
Equifax, Inc.	2,370	320,685
FleetCor Technologies, Inc. (a)	2,021	285,244
Gartner, Inc. (a)	1,628	185,739
Global Payments, Inc.	2,812	229,909
H&R Block, Inc.	4,243	105,184
Hertz Global Holdings, Inc. (a)	632	10,422
KAR Auction Services, Inc.	2,717	118,516
Live Nation Entertainment, Inc. (a)	3,138	100,918
ManpowerGroup, Inc.	1,405	141,877
MarketAxess Holdings, Inc.	736	141,695
Moody’s Corp.	3,589	424,650
PayPal Holdings, Inc. (a)	24,804	1,183,647
Quanta Services, Inc. (a)	2,803	99,338
Robert Half International, Inc.	2,765	127,328
Rollins, Inc.	2,380	92,415
S&P Global, Inc.	5,319	713,757
Sabre Corp.	4,538	106,235

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Commercial Services – 1.7% (Continued)
Service Corp. International	3,319	$106,938
ServiceMaster Global Holdings, Inc. (a)	2,713	103,365
Square, Inc. – Class A (a)	27	492
Total System Services, Inc.	3,701	212,104
TransUnion (a)	1,725	69,052
United Rentals, Inc. (a)	1,701	186,532
Vantiv, Inc. – Class A (a)	3,286	203,863
Verisk Analytics, Inc. (a)	3,338	276,420
Western Union Co.	7,694	152,803
		7,930,103
Computers – 5.2%
Apple, Inc.	114,638	16,467,749
Cognizant Technology Solutions Corp. – Class A (a)	13,165	792,928
CSRA, Inc.	3,029	88,083
DXC Technology Co. (a)	5,854	441,040
Fortinet, Inc. (a)	2,855	111,345
Genpact Ltd.	3,298	80,537
Hewlett Packard Enterprise Co.	36,475	679,529
HP, Inc.	37,124	698,674
International Business Machines Corp.	19,306	3,094,559
Leidos Holdings, Inc.	2,941	154,873
NCR Corp. (a)	2,463	101,599
NetApp, Inc.	4,685	186,697
Nutanix, Inc. (a)	313	4,755
Teradata Corp. (a)	2,706	78,961
Western Digital Corp.	6,062	539,942
		23,521,271
Cosmetics/Personal Care – 1.5%
Colgate-Palmolive Co.	19,198	1,383,024
Coty, Inc. – Class A	10,413	185,872
Edgewell Personal Care Co. (a)	1,174	83,929
Estee Lauder Cos., Inc.	4,184	364,594
Procter & Gamble Co.	55,267	4,826,467
		6,843,886

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Distribution/Wholesale – 0.2%
Fastenal Co.	6,072	$271,297
HD Supply Holdings, Inc. (a)	3,851	155,195
LKQ Corp. (a)	5,551	173,413
Watsco, Inc.	501	69,539
WW Grainger, Inc.	1,191	229,506
		898,950
Diversified Financial Services – 3.3%
Affiliated Managers Group, Inc.	1,126	186,454
Alliance Data Systems Corp.	1,231	307,295
Ally Financial, Inc.	11,034	218,473
American Express Co.	16,342	1,295,104
Ameriprise Financial, Inc.	3,174	405,796
BlackRock, Inc.	2,759	1,061,029
CBOE Holdings, Inc.	2,266	186,741
Charles Schwab Corp.	25,346	984,692
CIT Group, Inc.	3,958	183,295
CME Group, Inc.	6,183	718,403
Discover Financial Services	8,646	541,153
E*TRADE Financial Corp. (a)	5,479	189,299
Eaton Vance Corp.	2,218	95,219
FNF Group	5,938	243,161
Franklin Resources, Inc.	8,501	366,478
Intercontinental Exchange, Inc.	13,078	787,296
Invesco Ltd.	8,948	294,747
MasterCard, Inc. – Class A	20,805	2,420,038
NASDAQ, Inc.	2,435	167,698
Navient Corp.	5,421	82,399
Raymond James Financial, Inc.	2,578	192,113
Santander Consumer USA Holdings, Inc. (a)	2,587	32,958
SEI Investments Co.	2,542	128,905
Synchrony Financial	17,322	481,552
T Rowe Price Group, Inc.	5,332	377,985
TD Ameritrade Holding Corp.	6,241	238,843
Visa, Inc. – Class A	34,002	3,101,662
		15,288,788

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Electric – 2.8%
AES Corp.	13,815	$156,248
Alliant Energy Corp.	4,401	173,047
Ameren Corp.	5,095	278,646
American Electric Power Co., Inc.	10,091	684,473
Avangrid, Inc.	1,292	56,202
Calpine Corp. (a)	6,777	69,125
CMS Energy Corp.	4,800	217,920
Consolidated Edison, Inc.	6,164	488,682
Dominion Resources, Inc.	12,138	939,845
DTE Energy Co.	3,525	368,680
Duke Energy Corp.	15,362	1,267,365
Edison International	6,626	529,881
Entergy Corp.	3,554	271,028
Eversource Energy	6,303	374,398
Exelon Corp.	18,747	649,209
FirstEnergy Corp.	8,642	258,742
Great Plains Energy, Inc.	4,212	124,633
MDU Resources Group, Inc.	3,607	97,028
NextEra Energy, Inc.	10,059	1,343,480
NRG Energy, Inc.	5,944	100,454
OGE Energy Corp.	3,877	134,842
PG&E Corp.	11,059	741,506
Pinnacle West Capital Corp.	2,156	183,454
PPL Corp.	13,933	530,987
Public Service Enterprise Group, Inc.	10,286	453,098
SCANA Corp.	2,508	166,305
Southern Co.	21,483	1,069,853
WEC Energy Group, Inc.	6,195	374,921
Westar Energy, Inc.	2,816	146,516
Xcel Energy, Inc.	10,314	464,646
		12,715,214
Electrical Components & Equipment – 0.3%
Acuity Brands, Inc.	870	153,207
AMETEK, Inc.	4,311	246,589
Emerson Electric Co.	13,978	842,594

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Electrical Components
& Equipment – 0.3% (Continued)
Hubbell, Inc.	952	$107,700
		1,350,090
Electronics – 1.2%
Agilent Technologies, Inc.	6,620	364,431
Amphenol Corp. – Class A	5,047	364,949
Arrow Electronics, Inc. (a)	1,657	116,818
Avnet, Inc.	2,522	97,576
Corning, Inc.	20,633	595,262
FLIR Systems, Inc.	2,709	99,502
Fortive Corp.	6,134	388,037
Gentex Corp.	5,799	119,749
Honeywell International, Inc.	16,889	2,214,823
Jabil Circuit, Inc.	3,336	96,811
Keysight Technologies, Inc. (a)	3,424	128,160
Mettler-Toledo International, Inc. (a)	464	238,227
PerkinElmer, Inc.	2,093	124,345
Trimble, Inc. (a)	4,141	146,716
Waters Corp. (a)	1,701	288,983
		5,384,389
Engineering & Construction – 0.1%
Fluor Corp.	2,923	150,008
Jacobs Engineering Group, Inc.	2,238	122,911
		272,919
Entertainment – 0.0% (b)
Six Flags Entertainment Corp.	1,504	94,165
Vail Resorts, Inc.	797	157,535
		251,700
Environmental Control – 0.2%
Republic Services, Inc.	4,998	314,824
Stericycle, Inc. (a)	1,785	152,332
Waste Management, Inc.	9,067	659,896
		1,127,052

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Food – 1.8%
Blue Buffalo Pet Products, Inc. (a)	2,198	$54,181
Campbell Soup Co.	4,345	250,011
ConAgra Foods, Inc.	9,177	355,884
General Mills, Inc.	12,071	694,203
Hershey Co.	3,298	356,844
Hormel Foods Corp.	5,750	201,710
Ingredion, Inc.	1,430	177,063
JM Smucker Co.	2,515	318,701
Kellogg Co.	5,472	388,512
Kroger Co.	18,075	535,924
Lamb Weston Holdings, Inc.	3,067	128,047
McCormick & Co., Inc.	2,055	205,294
Mondelez International, Inc. – Class A	33,331	1,500,895
Pilgrim’s Pride Corp.	1,357	35,228
Pinnacle Foods, Inc.	2,403	139,734
Post Holdings, Inc. (a)	1,154	97,155
Sysco Corp.	11,864	627,250
The Kraft Heinz Co.	13,358	1,207,430
TreeHouse Foods, Inc. (a)	1,019	89,264
Tyson Foods, Inc. – Class A	6,230	400,340
US Foods Holding Corp. (a)	1,241	34,996
Whole Foods Market, Inc.	6,396	232,622
		8,031,288
Food Service – 0.0% (b)
Aramark	4,627	168,978

Forest Products & Paper – 0.1%
International Paper Co.	8,363	451,351

Gas – 0.3%
Atmos Energy Corp.	2,013	163,093
CenterPoint Energy, Inc.	8,445	240,936
National Fuel Gas Co.	1,710	94,700
NiSource, Inc.	6,746	163,591
Sempra Energy	5,122	578,888
UGI Corp.	3,344	167,735
		1,408,943

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Hand/Machine Tools – 0.2%
Lincoln Electric Holdings, Inc.	1,141	$101,583
Snap-On, Inc.	1,215	203,549
Stanley Black & Decker, Inc.	3,062	416,891
		722,023
Healthcare-Products – 2.6%
Abbott Laboratories	38,345	1,673,376
ABIOMED, Inc. (a)	760	99,043
Align Technology, Inc. (a)	1,461	196,680
Baxter International, Inc.	11,980	667,046
Becton Dickinson and Co.	4,562	852,957
Boston Scientific Corp. (a)	23,832	628,688
CR Bard, Inc.	1,439	442,464
Danaher Corp.	13,233	1,102,706
DENTSPLY SIRONA, Inc.	4,926	311,520
Edwards Lifesciences Corp. (a)	4,569	501,082
Henry Schein, Inc. (a)	1,440	250,272
Hologic, Inc. (a)	5,284	238,573
IDEXX Laboratories, Inc. (a)	1,778	298,224
Intuitive Surgical, Inc. (a)	786	656,994
OPKO Health, Inc. (a)	8,231	63,955
Patterson Cos., Inc.	1,507	67,046
ResMed, Inc.	2,775	188,672
Stryker Corp.	6,999	954,454
Teleflex, Inc.	877	181,442
The Cooper Cos., Inc.	872	174,688
Thermo Fisher Scientific, Inc.	8,611	1,423,657
Varian Medical Systems, Inc. (a)	1,865	169,230
West Pharmaceutical Services, Inc.	1,338	123,136
Zimmer Biomet Holdings, Inc.	4,367	522,512
		11,788,417
Healthcare-Services – 2.1%
Aetna, Inc.	7,619	1,029,099
Anthem, Inc.	5,709	1,015,574
Centene Corp. (a)	3,582	266,501
Cigna Corp.	5,576	871,919

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Healthcare-Services – 2.1% (Continued)
DaVita, Inc. (a)	3,518	$242,777
Envision Healthcare Corp. (a)	1,802	100,966
HCA Holdings, Inc. (a)	6,735	567,155
Humana, Inc.	2,890	641,522
Laboratory Corp. of American Holdings (a)	2,039	285,766
MEDNAX, Inc. (a)	1,845	111,364
Quest Diagnostics, Inc.	2,577	271,899
Quintiles Transnational Holdings, Inc. (a)	3,844	323,972
UnitedHealth Group, Inc.	19,758	3,455,279
Universal Health Services, Inc. – Class B	1,750	211,330
WellCare Health Plans, Inc. (a)	868	133,160
		9,528,283
Holding Companies-Diversified – 0.0% (b)
Leucadia National Corp.	7,194	182,656

Home Builders – 0.2%
DR Horton, Inc.	6,262	205,957
Lennar Corp. – Class A	4,158	209,979
NVR, Inc. (a)	69	145,676
PulteGroup, Inc.	6,137	139,126
Thor Industries, Inc.	1,080	103,875
Toll Brothers, Inc.	2,799	100,736
		905,349
Home Furnishings – 0.1%
Leggett & Platt, Inc.	2,571	135,080
Whirlpool Corp.	1,589	295,046
		430,126
Household Products/Wares – 0.4%
Avery Dennison Corp.	1,831	152,358
Church & Dwight Co., Inc.	5,036	249,433
Clorox Co.	2,509	335,428
Kimberly-Clark Corp.	7,384	958,074
		1,695,293

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Housewares – 0.2%
Newell Brands, Inc.	10,246	$489,144
Scotts Miracle-Gro Co. – Class A	956	92,350
Toro Co.	2,184	141,785
		723,279
Insurance – 3.7%
Aflac, Inc.	8,222	615,663
Alleghany Corp. (a)	308	188,096
Allstate Corp.	8,128	660,725
American Financial Group, Inc.	1,479	143,922
American International Group, Inc.	20,294	1,236,108
AmTrust Financial Services, Inc.	2,125	34,106
Arch Capital Group Ltd. (a)	1,643	159,322
Arthur J. Gallagher & Co.	3,266	182,276
Assurant, Inc.	1,168	112,408
Assured Guaranty Ltd.	2,846	108,518
Axis Capital Holdings Ltd.	1,499	98,784
Berkshire Hathaway, Inc. – Class B (a)	37,170	6,140,856
Brown & Brown, Inc.	2,367	101,544
Cincinnati Financial Corp.	2,996	215,982
CNA Financial Corp.	629	28,469
Erie Indemnity Co. – Class A	454	56,214
Everest Re Group Ltd.	589	148,257
Hartford Financial Services Group, Inc.	7,400	357,864
Lincoln National Corp.	4,590	302,619
Loews Corp.	6,529	304,382
Markel Corp. (a)	309	299,606
Marsh & McLennan Cos., Inc.	11,317	838,929
MetLife, Inc.	20,298	1,051,639
Old Republic International Corp.	4,847	100,236
Principal Financial Group, Inc.	5,691	370,655
Progressive Corp.	11,855	470,881
Prudential Financial, Inc.	9,328	998,376
Reinsurance Group of America, Inc.	1,205	150,673
RenaissanceRe Holdings Ltd.	764	108,618
Torchmark Corp.	2,402	184,257
Travelers Cos., Inc.	6,274	763,295

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Insurance – 3.7% (Continued)
Unum Group	4,492	$208,114
Voya Financial, Inc.	4,322	161,556
WR Berkley Corp.	1,729	117,537
		17,020,487
Internet – 7.4%
Alphabet, Inc. – Class C (a)	12,378	11,213,973
Amazon.com, Inc. (a)	8,650	8,001,163
CDW Corp.	2,812	166,161
eBay, Inc. (a)	23,069	770,735
Expedia, Inc.	2,579	344,864
F5 Networks, Inc. (a)	1,409	181,944
Facebook, Inc. – Class A (a)	48,371	7,267,743
GoDaddy, Inc. – Class A (a)	326	12,688
IAC/InterActiveCorp. (a)	1,479	122,772
Match Group, Inc. (a)	3,109	57,921
Netflix, Inc. (a)	8,210	1,249,562
Palo Alto Networks, Inc. (a)	1,999	216,712
Snap, Inc. (a)	9,372	211,339
Symantec Corp.	13,026	412,012
The Priceline Group, Inc. (a)	1,076	1,987,178
TripAdvisor, Inc. (a)	1,985	89,345
Twitter, Inc. (a)	14,686	242,025
VeriSign, Inc. (a)	1,704	151,520
Yahoo!, Inc. (a)	19,314	931,128
Zillow Group, Inc. – Class C (a)	2,018	78,702
		33,709,487
Iron/Steel – 0.2%
Nucor Corp.	6,172	378,529
Reliance Steel & Aluminum Co.	1,436	113,185
Steel Dynamics, Inc.	4,886	176,580
United States Steel Corp.	3,466	77,361
		745,655
Leisure Time – 0.3%
Brunswick Corp.	1,796	101,923
Carnival Corp.	8,610	531,840

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Leisure Time – 0.3% (Continued)
Harley-Davidson, Inc.	3,808	$216,332
Norwegian Cruise Line Holdings Ltd. (a)	633	34,138
Polaris Industries, Inc.	1,189	101,374
Royal Caribbean Cruises Ltd.	3,005	320,333
		1,305,940
Lodging – 0.5%
Hilton Grand Vacations, Inc. (a)	266	8,903
Hilton Worldwide Holdings, Inc.	4,521	266,603
Hyatt Hotels Corp. – Class A (a)	773	42,901
Las Vegas Sands Corp.	8,347	492,390
Marriott International, Inc. – Class A	6,913	652,725
MGM Resorts International	9,543	293,066
Wyndham Worldwide Corp.	2,047	195,100
Wynn Resorts Ltd.	1,899	233,596
		2,185,284
Machinery-Construction & Mining – 0.3%
Caterpillar, Inc.	13,010	1,330,403

Machinery-Diversified – 0.7%
AGCO Corp.	1,392	89,074
Cognex Corp.	1,604	136,885
Cummins, Inc.	3,684	556,063
Deere & Co.	5,855	653,477
Flowserve Corp.	2,745	139,638
Graco, Inc.	1,042	112,380
IDEX Corp.	1,420	148,759
Middleby Corp. (a)	1,254	170,707
Nordson Corp.	887	111,053
Rockwell Automation, Inc.	2,829	445,143
Roper Technologies, Inc.	1,946	425,590
Wabtec Corp.	1,551	130,113
Xylem, Inc.	3,811	195,924
		3,314,806
Media – 2.9%
AMC Networks, Inc. – Class A (a)	1,106	66,006
CBS Corp. – Class B	7,448	495,739

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Media – 2.9% (Continued)
Charter Communications, Inc. – Class A (a)	4,954	$1,709,923
Comcast Corp. – Class A	58,938	2,309,780
Discovery Communications, Inc. – Class A (a)	2,894	83,289
DISH Network Corp. – Class A (a)	4,404	283,794
FactSet Research Systems, Inc.	807	131,751
Liberty Broadband Corp. – Class A (a)	3,983	358,191
Liberty Media Corp.-Liberty SiriusXM – Class A (a)	6,567	250,203
Liberty Media Corp-Liberty Formula One (a)	4,425	150,052
News Corp. – Class A	7,247	92,182
Scripps Networks Interactive, Inc. – Class A	2,031	151,756
Sirius XM Holdings, Inc.	36,731	181,818
TEGNA, Inc.	4,572	116,495
Thomson Reuters Corp.	6,957	316,056
Time Warner, Inc.	17,184	1,705,856
Twenty-First Century Fox, Inc. – Class A	20,544	627,414
Viacom, Inc. – Class B	6,090	259,190
Walt Disney Co.	35,090	4,056,404
		13,345,899
Mining – 0.2%
Alcoa Corp. (a)	4,260	143,690
Freeport-McMoRan, Inc. (a)	25,201	321,313
Newmont Mining Corp.	10,421	352,334
Southern Copper Corp.	1,974	69,820
		887,157
Miscellaneous Manufacturing – 2.5%
3M Co.	13,087	2,562,827
AO Smith Corp.	2,754	148,386
AptarGroup, Inc.	1,023	82,147
Carlisle Cos., Inc.	1,110	112,543
Colfax Corp. (a)	1,960	79,321
Donaldson Co., Inc.	2,371	109,730
Dover Corp.	3,259	257,070
Eaton Corp. PLC	9,942	752,013
General Electric Co.	190,798	5,531,234
Illinois Tool Works, Inc.	6,391	882,533

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Miscellaneous Manufacturing – 2.5% (Continued)
Parker-Hannifin Corp.	2,758	$443,486
Pentair PLC	3,804	245,396
Textron, Inc.	5,359	250,051
		11,456,737
Office/Business Equipment – 0.0% (b)
Xerox Corp.	18,496	132,986

Oil & Gas – 4.9%
Anadarko Petroleum Corp.	11,473	654,190
Antero Resources Corp. (a)	3,657	77,492
Apache Corp.	8,232	400,405
Cabot Oil & Gas Corp.	10,206	237,187
Chevron Corp.	40,927	4,366,911
Cimarex Energy Co.	1,837	214,341
Concho Resources, Inc. (a)	2,437	308,670
ConocoPhillips	27,136	1,300,086
Continental Resources, Inc. (a)	2,079	88,170
Devon Energy Corp.	11,262	444,736
Diamondback Energy, Inc. (a)	1,890	188,698
Energen Corp. (a)	1,727	89,787
EOG Resources, Inc.	11,568	1,070,040
EQT Corp.	3,345	194,478
Exxon Mobil Corp.	89,639	7,319,024
Helmerich & Payne, Inc.	1,541	93,446
Hess Corp.	6,141	299,865
HollyFrontier Corp.	3,065	86,249
Marathon Oil Corp.	16,647	247,541
Marathon Petroleum Corp.	11,383	579,850
Murphy Oil Corp.	2,712	71,000
Newfield Exploration Co. (a)	3,850	133,287
Noble Energy, Inc.	7,218	233,358
Occidental Petroleum Corp.	16,782	1,032,764
Parsley Energy, Inc. – Class A (a)	4,868	145,018
Phillips 66	9,708	772,369
Pioneer Natural Resources Co.	3,713	642,312
Range Resources Corp.	4,561	120,821

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Oil & Gas – 4.9% (Continued)
RSP Permian, Inc. (a)	2,322	$88,352
Southwestern Energy Co. (a)	8,084	60,711
Tesoro Corp.	2,490	198,478
Valero Energy Corp.	9,834	635,375
		22,395,011
Oil & Gas Services – 0.8%
Baker Hughes, Inc.	8,390	498,114
Halliburton Co.	17,810	817,123
National Oilwell Varco, Inc.	7,591	265,457
Schlumberger Ltd.	28,304	2,054,588
		3,635,282
Packaging & Containers – 0.3%
Ball Corp.	3,541	272,268
Bemis Co., Inc.	1,835	82,447
Berry Global Group, Inc. (a)	2,478	123,900
Crown Holdings, Inc. (a)	2,805	157,332
Packaging Corp. of America	1,782	176,026
Sealed Air Corp.	4,089	179,998
Sonoco Products Co.	1,924	100,644
WestRock Co.	4,038	216,275
		1,308,890
Pharmaceuticals – 5.8%
AbbVie, Inc.	30,889	2,036,821
Alkermes PLC (a)	2,730	159,023
Allergan PLC	7,367	1,796,517
AmerisourceBergen Corp.	3,449	282,990
Bristol-Myers Squibb Co.	36,723	2,058,324
Cardinal Health, Inc.	6,564	476,481
DexCom, Inc. (a)	1,573	122,631
Eli Lilly & Co.	20,321	1,667,541
Express Scripts Holding Co. (a)	12,516	767,731
Herbalife Ltd. (a)	1,512	95,649
Johnson & Johnson	58,655	7,242,133
McKesson Corp.	4,401	608,614
Mead Johnson Nutrition Co.	3,245	287,896

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Pharmaceuticals – 5.8% (Continued)
Merck & Co., Inc.	60,539	$3,773,396
Pfizer, Inc.	131,985	4,476,931
Premier, Inc. – Class A (a)	922	31,164
TESARO, Inc. (a)	474	69,958
VCA, Inc. (a)	1,585	145,138
Zoetis, Inc.	10,825	607,391
		26,706,329
Pipelines – 0.4%
Cheniere Energy, Inc. (a)	5,116	232,011
Kinder Morgan, Inc.	43,237	891,979
ONEOK, Inc.	4,023	211,650
Targa Resources Corp.	3,674	202,548
Williams Cos., Inc.	16,567	507,447
		2,045,635
Real Estate – 0.1%
CBRE Group, Inc. – Class A (a)	7,198	257,761
Howard Hughes Corp. (a)	866	106,613
Jones Lang LaSalle, Inc.	749	86,030
		450,404
Retail – 6.0%
Advance Auto Parts, Inc.	1,557	221,312
AutoNation, Inc. (a)	1,406	59,052
AutoZone, Inc. (a)	517	357,862
Bed Bath & Beyond, Inc.	2,988	115,785
Best Buy Co., Inc.	4,276	221,540
Burlington Stores, Inc. (a)	1,510	149,369
CarMax, Inc. (a)	3,623	211,946
Casey’s General Stores, Inc.	774	86,742
Chipotle Mexican Grill, Inc. (a)	479	227,271
Coach, Inc.	5,837	229,920
Copart, Inc. (a)	4,006	123,785
Costco Wholesale Corp.	9,645	1,712,180
CVS Health Corp.	22,521	1,856,631
Darden Restaurants, Inc.	2,488	211,953
Dick’s Sporting Goods, Inc.	1,373	69,405

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Retail – 6.0% (Continued)
Dollar General Corp.	5,541	$402,886
Dollar Tree, Inc. (a)	5,005	414,264
Domino’s Pizza, Inc.	630	114,276
Foot Locker, Inc.	2,710	209,591
Gap, Inc.	5,014	131,367
Genuine Parts Co.	2,933	269,895
Home Depot, Inc.	25,022	3,905,934
Kohl’s Corp.	3,592	140,196
L Brands, Inc.	4,711	248,788
Liberty Interactive Corp. QVC Group – Class A (a)	8,543	180,941
Lowe’s Cos., Inc.	19,099	1,621,123
Macy’s, Inc.	6,686	195,365
McDonald’s Corp.	18,234	2,551,484
Michaels Cos., Inc. (a)	673	15,721
MSC Industrial Direct Co., Inc.	825	73,862
Nordstrom, Inc.	2,768	133,611
O’Reilly Automotive, Inc. (a)	2,076	515,159
Panera Bread Co. – Class A (a)	406	126,948
PVH Corp.	1,703	172,054
Rite Aid Corp. (a)	22,536	90,144
Ross Stores, Inc.	7,604	494,260
Signet Jewelers Ltd.	1,633	107,517
Staples, Inc.	13,569	132,569
Starbucks Corp.	30,275	1,818,317
Target Corp.	12,186	680,588
Tiffany & Co.	2,153	197,323
TJX Cos., Inc.	13,280	1,044,339
Tractor Supply Co.	2,807	173,781
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,245	350,393
Walgreens Boots Alliance, Inc.	20,646	1,786,705
Wal-Mart Stores, Inc.	34,102	2,563,788
Williams-Sonoma, Inc.	1,326	71,670
Yum! Brands, Inc.	7,958	523,239
		27,312,851

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Savings & Loans – 0.1%
New York Community Bancorp, Inc.	9,655	$128,315
People’s United Financial, Inc.	6,101	106,585
TFS Financial Corp.	1,393	23,040
		257,940
Semiconductors – 2.9%
Advanced Micro Devices, Inc. (a)	14,651	194,858
Analog Devices, Inc.	6,285	478,924
Applied Materials, Inc.	23,651	960,467
Intel Corp.	104,918	3,792,786
IPG Photonics Corp. (a)	758	95,751
KLA-Tencor Corp.	2,983	292,990
Lam Research Corp.	3,229	467,721
Marvell Technology Group Ltd.	8,397	126,123
Maxim Integrated Products, Inc.	5,527	244,017
Microchip Technology, Inc.	4,521	341,697
Micron Technology, Inc. (a)	20,845	576,781
Microsemi Corp. (a)	2,098	98,480
NVIDIA Corp.	9,815	1,023,704
ON Semiconductor Corp. (a)	8,329	118,105
Qorvo, Inc. (a)	2,952	200,825
QUALCOMM, Inc.	32,426	1,742,573
Skyworks Solutions, Inc.	3,555	354,576
Teradyne, Inc.	3,655	128,912
Texas Instruments, Inc.	18,643	1,476,153
Xilinx, Inc.	4,974	313,909
		13,029,352
Shipbuilding – 0.0% (b)
Huntington Ingalls Industries, Inc.	851	170,957

Software – 5.5%
Activision Blizzard, Inc.	14,013	732,179
Adobe Systems, Inc. (a)	9,354	1,251,004
Akamai Technologies, Inc. (a)	3,397	207,013
ANSYS, Inc. (a)	1,579	173,943
athenahealth, Inc. (a)	518	50,769
Autodesk, Inc. (a)	4,355	392,255

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Software – 5.5% (Continued)
Black Knight Financial Services, Inc. – Class A (a)	356	$14,738
Broadridge Financial Solutions, Inc.	2,318	162,121
CA, Inc.	6,267	205,746
Cadence Design System, Inc. (a)	5,954	193,922
Cerner Corp. (a)	6,635	429,616
Citrix Systems, Inc. (a)	3,258	263,702
Dun & Bradstreet Corp.	656	71,904
Electronic Arts, Inc. (a)	5,778	547,870
Fidelity National Information Services, Inc.	6,942	584,447
First Data Corp. – Class A (a)	5,264	82,224
Fiserv, Inc. (a)	4,406	524,931
Intuit, Inc.	4,724	591,492
Jack Henry & Associates, Inc.	1,543	149,548
Microsoft Corp.	167,054	11,436,517
MSCI, Inc.	1,685	169,039
Nuance Communications, Inc. (a)	5,764	103,118
Oracle Corp.	70,698	3,178,582
Paychex, Inc.	6,485	384,431
PTC, Inc. (a)	2,356	127,342
Red Hat, Inc. (a)	3,562	313,741
Salesforce.com, Inc. (a)	13,319	1,147,032
ServiceNow, Inc. (a)	3,601	340,222
Splunk, Inc. (a)	2,540	163,347
SS&C Technologies Holdings, Inc.	3,684	135,350
Synopsys, Inc. (a)	2,941	216,752
Tableau Software, Inc. – Class A (a)	1,313	70,482
Take-Two Interactive Software, Inc. (a)	1,962	123,312
Tyler Technologies, Inc. (a)	630	103,062
Ultimate Software Group, Inc. (a)	527	106,807
Veeva Systems, Inc. – Class A (a)	1,852	99,304
VMware, Inc. – Class A (a)	1,858	174,875
Workday, Inc. – Class A (a)	450	39,330
		25,062,069
Telecommunications – 3.4%
Arista Networks, Inc. (a)	897	125,257
ARRIS International PLC (a)	3,530	91,745
The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Telecommunications – 3.4% (Continued)
AT&T, Inc.	134,197	$5,318,227
CenturyLink, Inc.	10,340	265,428
Cisco Systems, Inc.	109,945	3,745,826
CommScope Holding Co., Inc. (a)	3,155	132,636
Juniper Networks, Inc.	7,333	220,503
Level 3 Communications, Inc. (a)	4,764	289,461
Motorola Solutions, Inc.	3,302	283,873
Sprint Corp. (a)	14,745	133,147
T-Mobile US, Inc. (a)	6,733	452,929
Verizon Communications, Inc.	90,465	4,153,248
Zayo Group Holdings, Inc. (a)	4,203	147,399
		15,359,679
Textiles – 0.1%
Mohawk Industries, Inc. (a)	1,306	306,636

Toys/Games/Hobbies – 0.1%
Hasbro, Inc.	2,159	213,978
Mattel, Inc.	6,750	151,335
		365,313
Transportation – 1.6%
CH Robinson Worldwide, Inc.	2,725	198,108
CSX Corp.	19,197	975,975
Expeditors International of Washington, Inc.	3,557	199,512
FedEx Corp.	5,020	952,294
Genesee & Wyoming, Inc. (a)	1,007	68,234
JB Hunt Transport Services, Inc.	1,970	176,630
Kansas City Southern	2,262	203,738
Norfolk Southern Corp.	6,356	746,766
Old Dominion Freight Line, Inc.	1,555	137,649
Union Pacific Corp.	16,820	1,883,167
United Parcel Service, Inc. – Class B	15,199	1,633,285
XPO Logistics, Inc. (a)	2,050	101,250
		7,276,608

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.1% (Continued)

Water – 0.1%
American Water Works Co., Inc.	3,493	$278,602
Aqua America, Inc.	3,523	116,576
		395,178
TOTAL COMMON STOCKS
(Cost $382,446,918)		438,427,098

INVESTMENT COMPANIES – 0.0% (b)
Ares Capital Corp.	9,656	169,946
TOTAL INVESTMENT COMPANIES
(Cost $146,599)		169,946

REAL ESTATE INVESTMENT TRUSTS – 3.7%

Apartments – 0.6%
American Campus Communities, Inc.	3,028	143,497
American Homes 4 Rent – Class A	5,279	121,681
Apartment Investment & Management Co.	3,615	158,120
AvalonBay Communities, Inc.	3,170	601,793
Camden Property Trust	2,016	165,977
Equity Residential	8,448	545,572
Essex Property Trust, Inc.	1,507	368,416
Invitation Homes, Inc. (a)	1,817	39,156
Mid-America Apartment Communities, Inc.	2,640	261,914
UDR, Inc.	6,174	230,537
		2,636,663
Diversified – 1.1%
American Tower Corp.	9,334	1,175,524
Crown Castle International Corp.	7,332	693,607
Digital Realty Trust, Inc.	3,700	424,908
Duke Realty Corp.	8,000	221,840
Equinix, Inc.	1,668	696,724
Forest City Realty Trust, Inc. – Class A	5,599	126,537
Gaming and Leisure Properties, Inc.	4,062	141,358
Lamar Advertising Co. – Class A	1,308	94,268
Liberty Property Trust	3,390	137,532

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT
TRUSTS – 3.7% (Continued)

Diversified – 1.1% (Continued)
SBA Communications Corp. (a)	2,687	$339,879
Vornado Realty Trust	4,463	429,519
Weyerhaeuser Co.	16,235	549,879
		5,031,575
Health Care – 0.3%
HCP, Inc.	10,797	338,486
Omega Healthcare Investors, Inc.	3,191	105,303
Senior Housing Properties Trust	5,491	118,166
Ventas, Inc.	8,205	525,202
Welltower, Inc.	8,253	589,594
		1,676,751
Hotels – 0.1%
Apple Hospitality REIT, Inc.	5,221	97,789
Host Hotels & Resorts, Inc.	17,267	309,943
Park Hotels & Resorts, Inc.	608	15,607
		423,339
Manufactured Homes – 0.1%
Equity LifeStyle Properties, Inc.	1,971	159,474
Sun Communities, Inc.	1,613	134,863
		294,337
Mortgage – 0.1%
AGNC Investment Corp.	6,567	138,367
Annaly Capital Management, Inc.	20,001	236,212
Starwood Property Trust, Inc.	4,903	111,249
		485,828
Office Property – 0.3%
Alexandria Real Estate Equities, Inc.	1,937	217,932
Boston Properties, Inc.	3,549	449,303
Douglas Emmett, Inc.	3,529	132,937
Highwoods Properties, Inc.	2,301	117,075
Kilroy Realty Corp.	2,131	150,299
SL Green Realty Corp.	2,326	244,067

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT
TRUSTS – 3.7% (Continued)

Office Property – 0.3% (Continued)
VEREIT, Inc.	16,353	$136,875
		1,448,488
Regional Malls – 0.4%
GGP, Inc.	11,636	251,454
Macerich Co.	2,641	164,878
Simon Property Group, Inc.	7,549	1,247,548
Taubman Centers, Inc.	1,316	82,316
		1,746,196
Shopping Centers – 0.2%
Brixmor Property Group, Inc.	6,765	133,609
DDR Corp.	7,430	80,318
Federal Realty Investment Trust	1,645	215,314
Kimco Realty Corp.	9,703	196,874
Regency Centers Corp.	3,492	220,625
Weingarten Realty Investors	2,896	94,902
		941,642
Single Tenant – 0.1%
National Retail Properties, Inc.	2,626	110,870
Realty Income Corp.	4,650	271,328
Spirit Realty Capital, Inc.	9,507	89,556
		471,754
Storage – 0.3%
CubeSmart	4,104	103,995
Extra Space Storage, Inc.	2,890	218,282
Iron Mountain, Inc.	3,773	131,149
Public Storage	3,639	761,934
		1,215,360
Warehouse/Industrial – 0.1%
Prologis, Inc.	12,143	660,701
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $16,953,093)		17,032,634

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.2%

Money Market Funds – 0.2%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.66% (c)	701,559	$701,559
TOTAL SHORT-TERM INVESTMENTS
(Cost $701,559)		701,559

TOTAL INVESTMENTS
(Cost $400,248,169) – 100.0%		456,331,237
Liabilities in Excess of Other Assets – 0.0% (b)		(151,237)
TOTAL NET ASSETS – 100.0%		$456,180,000

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	Rate disclosed is the seven day yield as of April 30, 2017

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017

	Shares	Value
COMMON STOCKS – 87.0%

Aerospace/Defense – 1.0%
Curtiss-Wright Corp.	4,952	$462,814
HEICO Corp. – Class A	6,278	384,826
Orbital ATK, Inc.	6,859	679,041
Rockwell Collins, Inc.	38	3,957
Spirit AeroSystems Holdings, Inc. – Class A	15,244	871,347
Teledyne Technologies, Inc. (a)	3,635	490,107
		2,892,092
Agriculture – 0.1%
Vector Group Ltd.	13,690	297,347

Airlines – 0.5%
JetBlue Airways Corp. (a)	35,732	780,029
Spirit Airlines, Inc. (a)	8,577	491,205
		1,271,234
Apparel – 0.4%
Carter’s, Inc.	5,999	552,148
Columbia Sportswear Co.	4,165	235,822
Skechers U.S.A, Inc. – Class A (a)	14,578	368,095
		1,156,065
Auto Parts & Equipment – 0.9%
Adient PLC – ADR	9,287	683,152
Allison Transmission Holdings, Inc.	19,141	740,374
Tenneco, Inc.	6,050	381,331
WABCO Holdings, Inc. (a)	5,946	706,801
		2,511,658
Banks – 5.7%
Associated Banc-Corp.	16,765	417,449
Bank of Hawaii Corp.	5,070	413,104
Bank of the Ozarks, Inc.	15,498	735,690
BankUnited, Inc.	14,428	509,164
BOK Financial Corp.	2,798	235,843
Chemical Financial Corp.	8,678	411,771
Commerce Bancshares, Inc.	11,913	654,619
Cullen/Frost Bankers, Inc.	6,557	618,915
East West Bancorp, Inc.	16,933	918,954

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 87.0% (Continued)

Banks – 5.7% (Continued)
First Citizens BancShares, Inc. – Class A	1,000	$348,060
First Hawaiian, Inc.	3,304	98,360
First Horizon National Corp.	26,728	490,459
Hancock Holding Co.	10,271	479,656
Home BancShares, Inc.	17,766	452,145
IBERIABANK Corp.	6,495	515,378
MB Financial, Inc.	10,690	454,432
PacWest Bancorp	13,431	663,357
Popular, Inc.	13,112	549,524
PrivateBancorp, Inc.	9,977	576,371
Prosperity Bancshares, Inc.	8,677	583,094
Signature Bank (a)	6,850	948,383
Synovus Financial Corp.	15,468	646,562
Texas Capital Bancshares, Inc. (a)	5,893	448,457
UMB Financial Corp.	3,933	285,103
Umpqua Holdings Corp.	24,647	435,513
United Bankshares, Inc.	9,418	375,778
Webster Financial Corp.	11,460	582,283
Western Alliance Bancorp (a)	14,692	703,747
Wintrust Financial Corp.	5,656	400,784
Zions Bancorp	25,405	1,016,962
		15,969,917
Biotechnology – 2.3%
Alnylam Pharmaceuticals, Inc. (a)	8,572	459,459
AquaBounty Technologies, Inc. (a)	117	909
Bio-Rad Laboratories, Inc. – Class A (a)	2,533	552,853
Bioverativ, Inc. (a)	13,670	803,933
Charles River Laboratories International, Inc. (a)	5,843	524,117
Exelixis, Inc. (a)	32,129	719,690
Intercept Pharmaceuticals, Inc. (a)	1,941	218,071
Intrexon Corp. (a)	7,656	159,551
Ionis Pharmaceuticals, Inc. (a)	11,713	564,449
Kite Pharma, Inc. (a)	4,968	407,773
Seattle Genetics, Inc. (a)	13,485	921,026
The Medicines Co. (a)	6,293	310,371
Ultragenyx Pharmaceutical, Inc. (a)	3,165	203,794

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 87.0% (Continued)

Biotechnology – 2.3% (Continued)
United Therapeutics Corp. (a)	4,709	$591,921
		6,437,917
Building Materials – 0.9%
Eagle Materials, Inc.	5,757	552,499
Lennox International, Inc.	4,665	771,544
Owens Corning	14,070	856,160
USG Corp. (a)	12,617	382,295
		2,562,498
Chemicals – 3.4%
Ashland Global Holdings, Inc.	7,859	970,586
Axalta Coating Systems Ltd. (a)	10,483	328,852
Cabot Corp.	7,420	446,610
FMC Corp.	16,539	1,211,151
Huntsman Corp.	28,346	702,130
NewMarket Corp.	823	387,386
Olin Corp.	18,213	585,184
PolyOne Corp.	10,363	406,333
RPM International, Inc.	16,871	886,740
Sensient Technologies Corp.	5,488	448,918
The Chemours Co.	21,307	858,459
Univar, Inc. (a)	10,030	299,395
Valspar Corp.	9,425	1,059,747
Valvoline, Inc.	4,986	110,939
Westlake Chemical Corp.	5,338	332,291
WR Grace & Co.	8,324	580,349
		9,615,070
Coal – 0.2%
CONSOL Energy, Inc. (a)	29,292	444,652

Commercial Services – 5.4%
AMERCO	1,266	474,066
Avis Budget Group, Inc. (a)	9,273	282,827
Booz Allen Hamilton Holding Corp.	19,794	711,198
Bright Horizons Family Solutions, Inc. (a)	6,198	471,792
CoreLogic, Inc. (a)	10,285	439,581
CoStar Group, Inc. (a)	4,494	1,082,560

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 87.0% (Continued)

Commercial Services – 5.4% (Continued)
Deluxe Corp.	5,632	$404,997
Euronet Worldwide, Inc. (a)	6,606	545,788
Gartner, Inc. (a)	11,126	1,269,365
Graham Holdings Co. – Class B	534	321,308
H&R Block, Inc.	24,068	596,646
KAR Auction Services, Inc.	16,475	718,640
Live Nation Entertainment, Inc. (a)	19,990	642,878
ManpowerGroup, Inc.	8,397	847,929
MarketAxess Holdings, Inc.	4,419	850,746
Morningstar, Inc.	2,156	157,668
PAREXEL International Corp. (a)	5,629	359,299
Quanta Services, Inc. (a)	18,653	661,062
Robert Half International, Inc.	16,945	780,317
Rollins, Inc.	15,241	591,808
Sabre Corp.	25,844	605,008
Service Corp. International	21,340	687,575
ServiceMaster Global Holdings, Inc. (a)	17,247	657,111
Square, Inc. – Class A (a)	6,108	111,410
TransUnion (a)	13,625	545,409
WEX, Inc. (a)	4,638	470,571
		15,287,559
Computers – 3.4%
Brocade Communications Systems, Inc.	49,708	624,829
CSRA, Inc.	19,457	565,809
DST Systems, Inc.	3,899	480,006
DXC Technology Co. (a)	37,048	2,791,196
EPAM Systems, Inc. (a)	6,291	484,407
Fortinet, Inc. (a)	18,529	722,631
Genpact Ltd.	18,823	459,658
Leidos Holdings, Inc.	19,216	1,011,915
MAXIMUS, Inc.	8,088	493,287
NCR Corp. (a)	15,509	639,746
NetScout Systems, Inc. (a)	10,144	381,922
Science Applications International Corp.	4,725	344,878
Teradata Corp. (a)	17,220	502,480
		9,502,764

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 87.0% (Continued)

Cosmetics/Personal Care – 0.2%
Edgewell Personal Care Co. (a)	7,332	$524,165

Distribution/Wholesale – 0.8%
HD Supply Holdings, Inc. (a)	24,486	986,786
Pool Corp.	5,276	631,115
Watsco, Inc.	3,264	453,043
WESCO International, Inc. (a)	4,890	298,046
		2,368,990
Diversified Financial Services – 2.5%
Air Lease Corp.	11,193	426,901
CBOE Holdings, Inc.	14,200	1,170,222
Credit Acceptance Corp. (a)	1,716	348,777
E*TRADE Financial Corp. (a)	36,520	1,261,766
Eaton Vance Corp.	14,063	603,725
Ellie Mae, Inc. (a)	3,602	366,540
Federated Investors, Inc. – Class B	11,574	310,415
Legg Mason, Inc.	11,321	423,179
LPL Financial Holdings, Inc.	9,043	380,168
Navient Corp.	31,567	479,818
OneMain Holdings, Inc. (a)	6,754	157,503
Santander Consumer USA Holdings, Inc. (a)	16,519	210,452
SLM Corp. (a)	45,893	575,498
Stifel Financial Corp. (a)	8,213	401,369
		7,116,333
Electric – 2.2%
Black Hills Corp.	6,245	424,785
Calpine Corp. (a)	36,566	372,973
Great Plains Energy, Inc.	26,913	796,356
Hawaiian Electric Industries, Inc.	13,884	465,392
IDACORP, Inc.	5,182	437,983
MDU Resources Group, Inc.	22,378	601,968
NorthWestern Corp.	5,159	308,405
NRG Energy, Inc.	35,196	594,812
OGE Energy Corp.	24,672	858,092
Portland General Electric Co.	11,394	516,604

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 87.0% (Continued)

Electric – 2.2% (Continued)
Westar Energy, Inc.	17,892	$930,921
		6,308,291
Electrical Components & Equipment – 0.9%
Belden, Inc.	4,536	316,159
Energizer Holdings, Inc.	8,633	511,333
Hubbell, Inc.	6,596	746,206
Littelfuse, Inc.	2,662	410,347
Universal Display Corp.	4,784	427,450
		2,411,495
Electronics – 2.9%
Arrow Electronics, Inc. (a)	9,955	701,828
Avnet, Inc.	15,961	617,531
Coherent, Inc. (a)	2,887	622,437
FLIR Systems, Inc.	18,445	677,485
Gentex Corp.	36,673	757,297
Jabil Circuit, Inc.	16,908	490,670
Keysight Technologies, Inc. (a)	21,749	814,065
National Instruments Corp.	13,901	485,284
PerkinElmer, Inc.	13,687	813,145
SYNNEX Corp.	2,652	287,556
Tech Data Corp. (a)	3,763	359,931
Trimble, Inc. (a)	26,487	938,434
Woodward, Inc.	7,168	485,059
		8,050,722
Energy-Alternate Sources – 0.1%
First Solar, Inc. (a)	10,047	296,889

Engineering & Construction – 1.0%
AECOM (a)	16,276	556,802
EMCOR Group, Inc.	7,161	470,764
Fluor Corp.	18,829	966,305
Jacobs Engineering Group, Inc.	15,109	829,786
		2,823,657
Entertainment – 1.4%
AMC Entertainment Holdings, Inc.	5,207	157,772

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 87.0% (Continued)

Entertainment – 1.4% (Continued)
Cinemark Holdings, Inc.	13,176	$569,203
Dolby Laboratories, Inc. – Class A	7,021	370,217
Lions Gate Entertainment Corp. – Class A (a)	1	26
Lions Gate Entertainment Corp. – Class B (a)	17,231	410,960
Madison Square Garden Co. – Class A (a)	2,661	536,910
Regal Entertainment Group – Class A	9,764	215,492
Six Flags Entertainment Corp.	9,447	591,477
Vail Resorts, Inc.	5,102	1,008,461
		3,860,518
Environmental Control – 0.1%
Clean Harbors, Inc. (a)	6,164	358,190
Food – 2.1%
B&G Foods, Inc.	7,497	314,874
Blue Buffalo Pet Products, Inc. (a)	14,041	346,111
Flowers Foods, Inc.	26,894	527,391
Hain Celestial Group, Inc. (a)	12,307	455,236
Lamb Weston Holdings, Inc.	19,400	809,950
Lancaster Colony Corp.	2,378	299,390
Pilgrim’s Pride Corp.	8,227	213,573
Pinnacle Foods, Inc.	15,284	888,765
Post Holdings, Inc. (a)	7,666	645,401
Seaboard Corp.	30	127,020
Snyder’s-Lance, Inc.	11,298	398,367
TreeHouse Foods, Inc. (a)	6,239	546,536
US Foods Holding Corp. (a)	8,176	230,563
		5,803,177
Gas – 2.3%
Atmos Energy Corp.	13,110	1,062,172
National Fuel Gas Co.	10,893	603,254
New Jersey Resources Corp.	10,247	413,466
NiSource, Inc.	40,354	978,585
ONE Gas, Inc.	6,449	443,885
Southwest Gas Holdings, Inc.	5,803	486,059
Spire, Inc.	5,580	382,509
UGI Corp.	21,313	1,069,060

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 87.0% (Continued)

Gas – 2.3% (Continued)
Vectren Corp.	10,476	$622,484
WGL Holdings, Inc.	6,343	523,044
		6,584,518
Hand/Machine Tools – 0.4%
Lincoln Electric Holdings, Inc.	6,986	621,964
Regal Beloit Corp.	4,625	364,681
		986,645
Healthcare-Products – 3.0%
ABIOMED, Inc. (a)	4,891	637,395
Alere, Inc. (a)	11,258	553,556
Align Technology, Inc. (a)	9,043	1,217,369
Bio-Techne Corp.	4,347	465,477
Bruker Corp.	13,817	336,996
Cantel Medical Corp.	3,843	285,958
Hill-Rom Holdings, Inc.	7,220	546,121
Integra LifeSciences Holdings Corp. (a)	6,100	280,417
Masimo Corp. (a)	5,210	535,275
NuVasive, Inc. (a)	5,460	395,904
OPKO Health, Inc. (a)	53,931	419,044
Patterson Cos., Inc.	9,434	419,719
Teleflex, Inc.	5,586	1,155,687
VWR Corp. (a)	12,715	359,326
West Pharmaceutical Services, Inc.	8,701	800,753
		8,408,997
Healthcare-Services – 1.0%
Acadia Healthcare Co., Inc. (a)	10,563	460,335
Envision Healthcare Corp. (a)	11,318	634,148
HealthSouth Corp.	11,629	545,400
Molina Healthcare, Inc. (a)	5,229	260,352
WellCare Health Plans, Inc. (a)	5,553	851,886
		2,752,121
Holding Companies-Diversified – 0.6%
HRG Group, Inc. (a)	23,035	460,930
Leucadia National Corp.	45,673	1,159,638
		1,620,568

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 87.0% (Continued)

Home Builders – 1.2%
CalAtlantic Group, Inc.	10,019	$362,888
NVR, Inc. (a)	435	918,394
PulteGroup, Inc.	36,190	820,427
Thor Industries, Inc.	6,771	651,235
Toll Brothers, Inc.	18,726	673,949
		3,426,893
Home Furnishings – 0.3%
Leggett & Platt, Inc.	16,305	856,665

Household Products/Wares – 0.3%
Avery Dennison Corp.	11,113	924,713

Housewares – 0.6%
Scotts Miracle-Gro Co. – Class A	5,633	544,148
Toro Co.	13,540	879,017
Tupperware Brands Corp.	5,351	384,255
		1,807,420
Insurance – 4.8%
American Financial Group, Inc.	9,296	904,594
American National Insurance Co.	3,146	367,830
AmTrust Financial Services, Inc.	12,924	207,430
Aspen Insurance Holdings Ltd.	7,618	398,802
Assurant, Inc.	5,960	573,590
Assured Guaranty Ltd.	16,385	624,760
Axis Capital Holdings Ltd.	8,111	534,515
Brown & Brown, Inc.	15,238	653,710
CNO Financial Group, Inc.	19,108	402,606
Erie Indemnity Co. – Class A	2,770	342,981
First American Financial Corp.	11,784	511,544
Hanover Insurance Group, Inc.	5,387	475,511
Mercury General Corp.	3,352	206,115
MGIC Investment Corp. (a)	43,595	459,491
Old Republic International Corp.	30,494	630,616
Primerica, Inc.	3,473	291,037
Radian Group, Inc.	24,068	406,268
Reinsurance Group of America, Inc.	8,072	1,009,323

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 87.0% (Continued)

Insurance – 4.8% (Continued)
RenaissanceRe Holdings Ltd.	4,596	$653,413
Torchmark Corp.	14,786	1,134,234
Validus Holdings Ltd.	10,561	583,812
Voya Financial, Inc.	25,739	962,124
White Mountains Insurance Group Ltd.	625	536,838
WR Berkley Corp.	10,837	736,699
		13,607,843
Internet – 1.8%
CDW Corp.	17,736	1,048,020
GoDaddy, Inc. – Class A (a)	722	28,100
GrubHub, Inc. (a)	9,566	411,147
IAC/InterActiveCorp. (a)	9,250	767,842
Liberty Ventures (a)	10,164	547,331
Match Group, Inc. (a)	21,001	391,249
Pandora Media, Inc. (a)	30,221	327,898
Proofpoint, Inc. (a)	5,580	420,565
TripAdvisor, Inc. (a)	11,684	525,897
Wayfair, Inc. – Class A (a)	4,292	196,187
Zillow Group, Inc. – Class C (a)	11,473	447,447
		5,111,683
Iron/Steel – 0.8%
Reliance Steel & Aluminum Co.	9,190	724,356
Steel Dynamics, Inc.	30,070	1,086,730
United States Steel Corp.	21,828	487,201
		2,298,287
Leisure Time – 0.4%
Brunswick Corp.	11,352	644,226
Polaris Industries, Inc.	6,744	574,993
		1,219,219
Lodging – 0.3%
Choice Hotels International, Inc.	6,593	413,381
Extended Stay America, Inc.	4,344	75,759
Hyatt Hotels Corp. – Class A (a)	4,493	249,362
		738,502

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 87.0% (Continued)

Machinery-Construction & Mining – 0.4%
BWX Technologies, Inc.	13,324	$655,141
Oshkosh Corp.	8,567	594,464
		1,249,605
Machinery-Diversified – 2.2%
AGCO Corp.	8,107	518,767
Cognex Corp.	10,067	859,118
Flowserve Corp.	17,668	898,771
Graco, Inc.	6,562	707,712
IDEX Corp.	8,844	926,497
Middleby Corp. (a)	7,887	1,073,657
Nordson Corp.	5,694	712,889
Zebra Technologies Corp. (a)	5,878	554,119
		6,251,530
Media – 1.4%
AMC Networks, Inc. – Class A (a)	6,907	412,210
Cable One, Inc.	604	411,843
FactSet Research Systems, Inc.	4,661	760,955
John Wiley & Sons, Inc. – Class A	4,868	256,544
Liberty Media Corp. – Liberty Formula One (a)	27,749	940,968
Sinclair Broadcast Group, Inc. – Class A	7,024	277,097
TEGNA, Inc.	28,719	731,760
		3,791,377
Metal Fabricate/Hardware – 0.1%
The Timken Co.	8,234	397,290

Mining – 0.2%
Royal Gold, Inc.	8,253	583,322

Miscellaneous Manufacturing – 1.9%
AO Smith Corp.	18,110	975,767
AptarGroup, Inc.	5,980	480,194
Carlisle Cos., Inc.	7,286	738,728
Colfax Corp. (a)	12,102	489,768
Crane Co.	5,664	452,610
Donaldson Co., Inc.	15,013	694,802
Hexcel Corp.	12,690	656,707

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 87.0% (Continued)

Miscellaneous Manufacturing – 1.9% (Continued)
ITT, Inc.	9,702	$408,745
Trinity Industries, Inc.	18,339	493,319
		5,390,640
Oil & Gas – 4.0%
Antero Resources Corp. (a)	23,350	494,786
Chesapeake Energy Corp. (a)	122,844	646,159
Diamondback Energy, Inc. (a)	11,838	1,181,906
Energen Corp. (a)	10,992	571,474
Gulfport Energy Corp. (a)	20,050	318,394
Helmerich & Payne, Inc.	9,823	595,667
HollyFrontier Corp.	19,701	554,386
Laredo Petroleum, Inc. (a)	15,961	205,258
Murphy Oil Corp.	17,426	456,213
Nabors Industries Ltd.	33,332	344,653
Parsley Energy, Inc. – Class A (a)	31,226	930,223
Patterson-UTI Energy, Inc.	20,756	449,264
PDC Energy, Inc. (a)	6,694	369,710
QEP Resources, Inc. (a)	30,673	362,248
Range Resources Corp.	29,012	768,528
Rice Energy, Inc. (a)	18,888	402,126
RSP Permian, Inc. (a)	14,113	537,000
SM Energy Co.	9,182	207,421
Southwestern Energy Co. (a)	53,473	401,582
Western Refining, Inc.	11,453	395,014
Whiting Petroleum Corp. (a)	44,745	371,383
WPX Energy, Inc. (a)	49,604	591,776
		11,155,171
Oil & Gas Services – 0.3%
Key Energy Services, Inc. (a)	15,891	376,299
Oceaneering International, Inc.	10,220	269,706
RPC, Inc.	10,568	192,020
		838,025
Packaging & Containers – 1.9%
Bemis Co., Inc.	10,473	470,552
Berry Global Group, Inc. (a)	16,500	825,000

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 87.0% (Continued)

Packaging & Containers – 1.9% (Continued)
Crown Holdings, Inc. (a)	18,869	$1,058,362
Graphic Packaging Holding Co.	36,711	498,535
Owens-Illinois, Inc. (a)	21,947	478,884
Packaging Corp. of America	11,274	1,113,646
Silgan Holdings, Inc.	2,844	172,403
Sonoco Products Co.	12,316	644,250
		5,261,632
Pharmaceuticals – 2.2%
ACADIA Pharmaceuticals, Inc. (a)	14,242	488,928
Akorn, Inc. (a)	13,237	442,778
Alkermes PLC (a)	17,615	1,026,074
Catalent, Inc. (a)	13,386	391,942
DexCom, Inc. (a)	8,427	656,969
Herbalife Ltd. (a)	10,809	683,777
Neurocrine Biosciences, Inc. (a)	10,218	545,641
PRA Health Sciences, Inc. (a)	4,133	264,347
Premier, Inc. – Class A (a)	6,000	202,800
TESARO, Inc. (a)	3,022	446,017
VCA, Inc. (a)	10,262	939,691
		6,088,964
Real Estate – 0.4%
Howard Hughes Corp. (a)	5,586	687,693
Jones Lang LaSalle, Inc.	4,840	555,922
		1,243,615
Retail – 4.6%
AutoNation, Inc. (a)	8,707	365,694
Bed Bath & Beyond, Inc.	17,895	693,431
Buffalo Wild Wings, Inc. (a)	1,726	271,931
Burlington Stores, Inc. (a)	9,657	955,270
Cabela’s, Inc. (a)	7,356	401,638
Casey’s General Stores, Inc.	4,967	556,652
Copart, Inc. (a)	26,932	832,199
Cracker Barrel Old Country Store, Inc.	3,035	486,177
CST Brands, Inc.	9,015	435,334
Dick’s Sporting Goods, Inc.	8,704	439,987

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 87.0% (Continued)

Retail – 4.6% (Continued)
Domino’s Pizza, Inc.	4,491	$814,622
Dunkin’ Brands Group, Inc.	10,502	586,642
Jack in the Box, Inc.	3,749	382,286
Michaels Cos., Inc. (a)	4,391	102,574
MSC Industrial Direct Co., Inc.	5,023	449,709
Nu Skin Enterprises, Inc. – Class A	5,580	308,183
Panera Bread Co. – Class A (a)	2,350	734,798
Penske Automotive Group, Inc.	5,446	259,829
Rite Aid Corp. (a)	140,392	561,568
Sally Beauty Holdings, Inc. (a)	15,018	285,642
Signet Jewelers Ltd.	8,986	591,638
Staples, Inc.	83,258	813,431
Texas Roadhouse, Inc.	7,571	354,928
Urban Outfitters, Inc. (a)	11,601	265,431
The Wendy’s Co.	33,180	489,073
Williams-Sonoma, Inc.	8,691	469,749
		12,908,416
Savings & Loans – 0.5%
Investors Bancorp, Inc.	37,745	522,768
People’s United Financial, Inc.	36,286	633,917
TFS Financial Corp.	8,456	139,862
		1,296,547
Semiconductors – 2.2%
Cavium, Inc. (a)	7,821	538,476
Cirrus Logic, Inc. (a)	6,295	405,083
Cypress Semiconductor Corp.	38,408	538,096
IPG Photonics Corp. (a)	5,153	650,927
Marvell Technology Group Ltd.	56,105	842,697
Microsemi Corp. (a)	13,059	612,990
MKS Instruments, Inc.	6,300	492,975
Monolithic Power Systems, Inc.	4,974	455,121
ON Semiconductor Corp. (a)	51,506	730,355
Teradyne, Inc.	23,063	813,432
		6,080,152

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 87.0% (Continued)

Software – 5.0%
Aspen Technology, Inc. (a)	7,930	$487,616
athenahealth, Inc. (a)	3,772	369,694
Black Knight Financial Services, Inc. – Class A (a)	3,114	128,920
Blackbaud, Inc.	4,398	353,643
Broadridge Financial Solutions, Inc.	14,651	1,024,691
Cadence Design System, Inc. (a)	34,394	1,120,212
Cotiviti Holdings, Inc. (a)	2,458	102,720
Dun & Bradstreet Corp.	4,342	475,927
Fair Isaac Corp.	3,552	481,225
Guidewire Software, Inc. (a)	8,436	518,730
j2 Global, Inc.	5,434	490,364
Jack Henry & Associates, Inc.	9,160	887,787
Manhattan Associates, Inc. (a)	6,865	320,527
Medidata Solutions, Inc. (a)	4,810	314,718
Nuance Communications, Inc. (a)	40,272	720,466
Paycom Software, Inc. (a)	4,589	276,487
PTC, Inc. (a)	14,810	800,480
Splunk, Inc. (a)	16,229	1,043,687
SS&C Technologies Holdings, Inc.	23,536	864,713
Tableau Software, Inc. – Class A (a)	7,955	427,024
Take-Two Interactive Software, Inc. (a)	12,240	769,284
Twilio, Inc. – Class A (a)	4,772	157,715
Tyler Technologies, Inc. (a)	4,013	656,487
Ultimate Software Group, Inc. (a)	3,271	662,933
Veeva Systems, Inc. – Class A (a)	11,977	642,207
		14,098,257
Telecommunications – 2.1%
Arista Networks, Inc. (a)	5,854	817,453
ARRIS International PLC (a)	22,987	597,432
Ciena Corp. (a)	14,922	341,863
CommScope Holding Co., Inc. (a)	20,098	844,920
EchoStar Corp. – Class A (a)	6,556	377,363
Finisar Corp. (a)	10,961	250,349
Frontier Communications Corp.	157,115	295,376
LogMeIn, Inc.	5,799	655,287
Telephone & Data Systems, Inc.	11,220	308,101

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 87.0% (Continued)

Telecommunications – 2.1% (Continued)
Ubiquiti Networks, Inc. (a)	2,812	$144,874
United States Cellular Corp. (a)	1,255	49,171
ViaSat, Inc. (a)	6,688	428,233
Zayo Group Holdings, Inc. (a)	26,429	926,865
		6,037,287
Transportation – 1.1%
Genesee & Wyoming, Inc. (a)	6,948	470,797
Kirby Corp. (a)	5,779	407,997
Landstar System, Inc.	4,381	374,357
Old Dominion Freight Line, Inc.	9,818	869,089
Ryder System, Inc.	6,775	460,090
XPO Logistics, Inc. (a)	12,864	635,353
		3,217,683
Water – 0.3%
Aqua America, Inc.	22,444	742,672
TOTAL COMMON STOCKS
(Cost $218,343,918)		244,847,459

INVESTMENT COMPANIES – 0.6%
Ares Capital Corp.	63,272	1,113,587
Prospect Capital Corp.	50,136	466,265
TOTAL INVESTMENT COMPANIES
(Cost $1,411,732)		1,579,852

REAL ESTATE INVESTMENT TRUSTS – 12.3%

Apartments – 1.7%
American Campus Communities, Inc.	19,664	931,877
American Homes 4 Rent – Class A	33,617	774,872
Apartment Investment & Management Co.	23,299	1,019,098
Camden Property Trust	13,002	1,070,455
Colony Starwood Homes	12,004	414,978
Education Realty Trust, Inc.	10,863	421,158
Invitation Homes, Inc. (a)	11,044	237,998
		4,870,436

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT
TRUSTS – 12.3% (Continued)

Diversified – 2.5%
CoreCivic, Inc.	12,157	$418,809
DuPont Fabros Technology, Inc.	11,255	580,195
EPR Properties	6,552	476,396
Forest City Realty Trust, Inc. – Class A	36,029	814,255
Gaming and Leisure Properties, Inc.	24,666	858,377
Gramercy Property Trust	15,069	418,768
Lamar Advertising Co. – Class A	7,935	571,875
Liberty Property Trust	21,875	887,469
New Residential Investment Corp.	38,839	647,446
Outfront Media, Inc.	13,108	342,905
Rayonier, Inc.	14,304	403,659
Uniti Group, Inc.	18,309	502,765
		6,922,919
Health Care – 1.3%
Healthcare Realty Trust, Inc.	17,251	565,833
Healthcare Trust of America, Inc. – Class A	20,336	648,515
Medical Properties Trust, Inc.	34,383	449,386
National Health Investors, Inc.	5,716	418,240
Omega Healthcare Investors, Inc.	22,355	737,715
Senior Housing Properties Trust	35,353	760,797
		3,580,486
Hotels – 1.0%
Apple Hospitality REIT, Inc.	33,238	622,548
Hospitality Properties Trust	24,455	778,403
LaSalle Hotel Properties	16,838	480,893
Park Hotels & Resorts, Inc.	3,406	87,432
RLJ Lodging Trust	18,496	397,479
Sunstone Hotel Investors, Inc.	32,236	479,994
		2,846,749
Manufactured Homes – 0.7%
Equity LifeStyle Properties, Inc.	12,692	1,026,910
Sun Communities, Inc.	10,865	908,423
		1,935,333

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT
TRUSTS – 12.3% (Continued)

Mortgage – 0.9%
AGNC Investment Corp.	41,380	$871,877
Chimera Investment Corp.	24,304	494,829
Starwood Property Trust, Inc.	33,596	762,293
Two Harbors Investment Corp.	42,107	420,649
		2,549,648
Office Property – 1.7%
Douglas Emmett, Inc.	22,546	849,308
Equity Commonwealth (a)	17,801	569,454
Highwoods Properties, Inc.	14,908	758,519
Hudson Pacific Properties, Inc.	22,794	783,202
Kilroy Realty Corp.	14,432	1,017,889
Paramount Group, Inc.	29,451	482,996
Piedmont Office Realty Trust, Inc. – Class A	21,627	472,550
		4,933,918
Regional Malls – 0.3%
Tanger Factory Outlet Centers, Inc.	14,290	445,705
Taubman Centers, Inc.	8,452	528,673
		974,378
Shopping Centers – 0.6%
DDR Corp.	46,271	500,189
Retail Properties of America, Inc.	35,328	471,276
Weingarten Realty Investors	19,063	624,694
		1,596,159
Single Tenant – 0.6%
National Retail Properties, Inc.	15,314	646,557
Spirit Realty Capital, Inc.	56,846	535,489
STORE Capital Corp.	15,500	371,845
		1,553,891
Storage – 0.4%
CubeSmart	26,779	678,580
Life Storage, Inc.	6,892	540,264
		1,218,844

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT
TRUSTS – 12.3% (Continued)

Warehouse/Industrial – 0.6%
CyrusOne, Inc.	11,374	$621,475
DCT Industrial Trust, Inc.	13,516	683,369
First Industrial Realty Trust, Inc.	17,416	490,086
		1,794,930
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $33,368,776)		34,777,691

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Short-Term Investments Trust Government
& Agency Portfolio, Institutional Class, 0.66% (b)	220,263	220,263
TOTAL SHORT-TERM INVESTMENTS
Cost $220,263)		220,263

TOTAL INVESTMENTS
(Cost $253,344,689) – 100.0%		281,425,265
Other Assets in Excess of Liabilities – 0.0% (c)		4,819
TOTAL NET ASSETS – 100.0%		$281,430,084

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of April 30, 2017.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017

	Shares	Value
COMMON STOCKS – 100.0%

Airlines – 0.3%
American Airlines Group, Inc.	5,782	$246,429

Auto Manufacturers – 1.1%
PACCAR, Inc.	3,984	265,852
Tesla Motors, Inc. (a)	1,722	540,829
		806,681
Beverages – 0.4%
Monster Beverage Corp. (a)	6,509	295,378

Biotechnology – 8.3%
Alexion Pharmaceuticals, Inc. (a)	2,551	325,967
Amgen, Inc.	8,449	1,379,891
Biogen, Inc. (a)	2,476	671,516
BioMarin Pharmaceutical, Inc. (a)	1,950	186,888
Celgene Corp. (a)	8,923	1,106,898
Gilead Sciences, Inc.	14,996	1,027,976
Illumina, Inc. (a)	1,670	308,716
Incyte Corp. (a)	2,174	270,185
Regeneron Pharmaceuticals, Inc. (a)	1,193	463,468
Vertex Pharmaceuticals, Inc. (a)	2,851	337,273
		6,078,778
Commercial Services – 2.0%
Automatic Data Processing, Inc.	5,139	536,974
Cintas Corp.	1,193	146,107
PayPal Holdings, Inc. (a)	13,852	661,017
Verisk Analytics, Inc. (a)	1,910	158,167
		1,502,265
Computers – 13.2%
Apple, Inc.	60,084	8,631,067
Check Point Software Technologies Ltd. (a)	1,946	202,403
Cognizant Technology Solutions Corp. – Class A (a)	6,959	419,141
Seagate Technology PLC	3,388	142,736
Western Digital Corp.	3,305	294,376
		9,689,723

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 100.0%

Distribution/Wholesale – 0.2%
Fastenal Co.	3,284	$146,729

Food – 2.8%
Mondelez International, Inc. – Class A	17,581	791,673
The Kraft Heinz Co.	13,962	1,262,025
		2,053,698
Healthcare Products – 1.4%
DENTSPLY SIRONA, Inc.	2,661	168,282
Henry Schein, Inc. (a)	925	160,765
Hologic, Inc. (a)	3,171	143,171
IDEXX Laboratories, Inc. (a)	1,009	169,239
Intuitive Surgical, Inc. (a)	443	370,290
		1,011,747
Internet – 27.5%
Alphabet, Inc. – Class A (a)	3,409	3,151,689
Alphabet, Inc. – Class C (a)	3,980	3,605,721
Amazon.com, Inc. (a)	5,475	5,064,320
Baidu, Inc. – ADR (a)	3,155	568,626
Ctrip.com International Ltd. – ADR (a)	4,780	241,438
eBay, Inc. (a)	12,472	416,690
Expedia, Inc.	1,571	210,074
Facebook, Inc. – Class A (a)	27,017	4,059,304
JD.com, Inc. – ADR (a)	10,448	366,411
Liberty Ventures (a)	925	49,811
Netflix, Inc. (a)	4,937	751,411
Symantec Corp.	7,100	224,573
The Priceline Group, Inc. (a)	562	1,037,913
Yahoo!, Inc. (a)	10,944	527,610
		20,275,591
Leisure Time – 0.2%
Norwegian Cruise Line Holdings Ltd. (a)	2,582	139,247

Lodging – 0.7%
Marriott International, Inc. – Class A	4,438	419,036
Wynn Resorts Ltd.	766	94,226
		513,262

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 100.0% (Continued)

Media – 6.7%
Charter Communications, Inc. – Class A (a)	3,082	$1,063,783
Comcast Corp. – Class A	54,293	2,127,743
Discovery Communications, Inc. – Class A (a)	1,714	49,329
Discovery Communications, Inc. – Class C (a)	2,711	75,854
DISH Network Corp. – Class A (a)	2,568	165,482
Liberty Global PLC – Class A (a)	2,923	103,533
Liberty Global PLC – Class C (a)	7,299	252,618
Liberty Global PLC LiLAC – Class A (a)	578	12,410
Liberty Global PLC LiLAC – Class C (a)	1,383	30,205
Sirius XM Holdings, Inc.	54,094	267,765
Twenty-First Century Fox, Inc. – Class A	12,069	368,587
Twenty First Century Fox, Inc. – Class B	9,070	270,830
Viacom, Inc. – Class B	3,940	167,686
		4,955,825
Pharmaceuticals – 1.1%
Express Scripts Holding Co. (a)	6,949	426,252
Mylan NV (a)	6,101	227,872
Shire PLC – ADR	930	164,573
		818,697
Retail – 5.6%
Costco Wholesale Corp.	5,039	894,523
Dollar Tree, Inc. (a)	2,673	221,244
Liberty Interactive Corp. QVC Group – Class A (a)	4,878	103,316
O’Reilly Automotive, Inc. (a)	1,052	261,054
Ross Stores, Inc.	4,518	293,670
Starbucks Corp.	16,717	1,004,023
Tractor Supply Co.	1,515	93,794
Ulta Salon Cosmetics & Fragrance, Inc. (a)	710	199,822
Walgreens Boots Alliance, Inc.	12,373	1,070,760
		4,142,206
Semiconductors – 10.5%
Analog Devices, Inc.	3,546	270,205
Applied Materials, Inc.	12,366	502,183
Broadcom Ltd.	4,600	1,015,726
Intel Corp.	54,143	1,957,269

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 100.0% (Continued)

Semiconductors – 10.5% (Continued)
KLA-Tencor Corp.	1,781	$174,930
Lam Research Corp.	1,853	268,407
Maxim Integrated Products, Inc.	3,226	142,428
Microchip Technology, Inc.	2,444	184,718
Micron Technology, Inc. (a)	12,652	350,081
NVIDIA Corp.	6,499	677,846
QUALCOMM, Inc.	16,942	910,463
Skyworks Solutions, Inc.	2,117	211,150
Texas Instruments, Inc.	11,469	908,115
Xilinx, Inc.	2,884	182,009
		7,755,530
Software – 13.1%
Activision Blizzard, Inc.	8,625	450,656
Adobe Systems, Inc. (a)	5,667	757,905
Akamai Technologies, Inc. (a)	1,993	121,453
Autodesk, Inc. (a)	2,557	230,309
CA, Inc.	4,741	155,647
Cerner Corp. (a)	3,831	248,057
Citrix Systems, Inc. (a)	1,769	143,183
Electronic Arts, Inc. (a)	3,536	335,284
Fiserv, Inc. (a)	2,471	294,395
Intuit, Inc.	2,929	366,740
Microsoft Corp.	88,653	6,069,184
NetEase, Inc. – ADR	869	230,624
Paychex, Inc.	4,088	242,337
		9,645,774
Telecommunications – 3.7%
Cisco Systems, Inc.	57,347	1,953,812
T-Mobile US, Inc. (a)	9,481	637,787
Vodafone Group PLC – ADR	4,907	128,515
		2,720,114
Toys/Games/Hobbies – 0.3%
Hasbro, Inc.	1,419	140,637
Mattel, Inc.	3,870	86,766
		227,403
The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 100.0% (Continued)

Transportation – 0.9%
CSX Corp.	10,664	$542,158
JB Hunt Trasport Services, Inc.	1,282	114,944
		657,102
TOTAL COMMON STOCKS
(Cost $61,344,505)		73,682,179

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Short-Term Investments Trust Government & Agency
Portfolio, Institutional Class, 0.66% (b)	52,836	52,836
TOTAL SHORT-TERM INVESTMENTS
(Cost $52,836)		52,836

TOTAL INVESTMENTS
(Cost $61,397,341) – 100.1%		73,735,015
Liabilities in Excess of Other Assets – (0.1)%		(38,539)
TOTAL NET ASSETS – 100.0%		$73,696,476

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of April 30, 2017.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2017

	Shares	Value
COMMON STOCKS – 96.9%

Advertising – 0.4%
JCDecaux SA	530	$18,697
Publicis Groupe SA	1,479	106,766
		125,463
Aerospace/Defense – 2.3%
Airbus Group SE	3,950	319,392
Dassault Aviation SA	16	21,867
Leonardo SpA	2,724	42,817
MTU Aero Engines AG	364	52,200
Safran SA	2,139	177,128
Thales SA	747	78,539
Zodiac Aerospace	1,386	33,653
		725,596
Airlines – 0.2%
Deutsche Lufthansa AG	1,656	28,574
Ryanair Holdings PLC – ADR (a)	214	19,673
		48,247
Apparel – 3.1%
adidas AG	1,448	290,067
Christian Dior SE	386	105,938
Hermes International	172	82,288
LVMH Moet Hennessy Louis Vuitton SE	1,811	446,822
Moncler SpA	1,156	28,534
		953,649
Auto Manufacturers – 3.7%
Bayerische Motoren Werke AG	2,350	224,371
Daimler AG	7,442	554,490
Ferrari NV	944	71,004
Fiat Chrysler Automobiles NV (a)	7,733	87,521
Peugeot SA	2,987	62,586
Renault SA	1,242	115,823
Volkswagen AG	210	33,844
		1,149,639

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.9% (Continued)

Auto Parts & Equipment – 1.8%
Cie Generale des Etablissements Michelin	1,307	$170,775
Continental AG	781	174,828
Faurecia	529	25,827
Hella KGaA Hueck & Co	318	15,732
Nokian Renkaat OYJ	962	41,392
Plastic Omnium SA	416	16,272
Valeo SA	1,704	122,507
		567,333
Banks – 13.2%
ABN AMRO Group NV (b)	2,040	53,554
Alpha Bank AE (a)	9,775	20,763
Banca Mediolanum SpA	1,836	14,050
Banco Bilbao Vizcaya Argentaria SA	47,971	384,021
Banco de Sabadell SA	37,619	72,368
Banco Popular Espanol SA (a)	22,014	15,443
Banco Santander SA	104,137	679,144
Bank of Ireland (a)	196,596	49,469
Bankia SA	32,924	39,953
Bankinter SA	4,930	43,408
BNP Paribas SA	7,061	498,259
CaixaBank SA	25,975	117,960
Commerzbank AG (a)	7,428	72,782
Credit Agricole SA	8,216	122,163
Deutsche Bank AG	14,931	268,850
Erste Group Bank AG	2,051	73,325
Eurobank Ergasias SA (a)	12,654	10,173
FinecoBank Banca Fineco SpA	2,849	20,265
ING Groep NV	27,919	454,510
Intesa Sanpaolo SpA	87,030	253,500
Intesa Sanpaolo SpA – Savings Shares	6,664	18,220
KBC Groep NV	1,989	143,604
Mediobanca SpA	3,966	38,125
National Bank of Greece SA (a)	39,222	12,219
Natixis SA	6,677	46,454
Piraeus Bank SA (a)	40,569	8,617
Raiffeisen Bank International AG (a)	948	21,614

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.9% (Continued)

Banks – 13.2% (Continued)
Societe Generale SA	5,297	$289,713
UniCredit SpA (a)	15,114	245,968
Unione di Banche Italiane SpA	6,167	25,971
		4,114,465
Beverages – 3.5%
Anheuser-Busch InBev SA/NV	5,767	649,559
Davide Campari-Milano SpA	2,022	23,920
Heineken Holding NV	700	58,645
Heineken NV	1,565	139,534
Pernod Ricard SA	1,535	192,038
Remy Cointreau SA	170	17,151
		1,080,847
Building Materials – 1.2%
Buzzi Unicem SpA	525	13,496
Buzzi Unicem SpA – Savings Share	292	4,316
Cie de Saint-Gobain	3,432	185,242
HeidelbergCement AG	1,076	99,628
Imerys SA	269	23,146
Kingspan Group PLC	1,288	44,805
Titan Cement Co SA	323	8,441
		379,074
Chemicals – 6.3%
Air Liquide SA	2,782	335,166
Akzo Nobel NV	1,819	159,070
Arkema SA	506	53,581
BASF SE	6,674	650,374
Brenntag AG	1,103	65,410
Covestro AG (b)	688	53,630
Evonik Industries AG	1,099	36,698
FUCHS PETROLUB SE	244	11,018
K+S AG	1,367	32,618
Koninklijke DSM NV	1,276	91,278
LANXESS AG	654	47,232
Linde AG	1,337	240,232
OCI NV (a)	589	11,459

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.9% (Continued)

Chemicals – 6.3% (Continued)
Solvay SA – Class A	504	$64,097
Symrise AG	869	60,838
Umicore SA	658	38,526
Wacker Chemie AG	108	11,431
		1,962,658
Commercial Services – 1.5%
Abertis Infraestructuras SA	4,533	79,746
Atlantia SpA	3,867	98,063
Bureau Veritas SA	1,843	42,691
Edenred	1,674	42,861
Randstad Holding NV	783	46,663
RELX NV	6,358	122,967
Wirecard AG	821	48,481
		481,472
Computers – 1.0%
Atos SE	654	85,702
Cap Gemini SA	1,180	118,126
Gemalto NV	581	32,543
Ingenico Group SA	390	35,337
Teleperformance	408	51,266
		322,974
Cosmetics/Personal Care – 3.2%
Beiersdorf AG	713	70,941
L’Oreal SA	1,742	346,969
Unilever NV	11,252	590,105
		1,008,015
Distribution/Wholesale – 0.1%
Rexel SA	2,144	38,302

Diversified Financial Services – 0.5%
Amundi SA (b)	361	23,752
Deutsche Boerse AG	1,351	132,227
		155,979

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.9% (Continued)

Electric – 3.9%
E.ON SE	14,912	$116,256
EDP – Energias de Portugal SA	16,655	54,971
EDP Renovaveis SA	1,434	10,927
Electricite de France SA	2,771	23,140
Endesa SA	2,270	53,497
Enel SpA	55,071	261,792
Engie SA	11,258	158,810
Fortum OYJ	3,183	46,322
Iberdrola SA	40,537	291,524
Red Electrica Corp. SA	3,093	60,309
RWE AG (a)	3,457	57,258
Terna Rete Elettrica Nazionale SpA	10,198	51,433
Uniper SE	1,426	23,409
		1,209,648
Electrical Components & Equipment – 1.8%
Gamesa Corp Tecnologica SA	1,598	34,527
Legrand SA	1,916	124,036
OSRAM Licht AG	595	39,854
Prysmian SpA	1,546	44,645
Schneider Electric SE	3,923	309,816
		552,878
Electronics – 0.7%
Koninklijke Philips NV	6,567	227,622

Energy-Alternate Sources – 0.1%
Innogy SE (b)	915	33,639

Engineering & Construction – 2.3%
Acciona SA	184	15,181
ACS Actividades de Construccion y Servicios SA	1,414	52,415
Aena SA (b)	484	85,410
Aeroports de Paris	205	27,344
Boskalis Westminster	676	24,863
Bouygues SA	1,436	60,372
Eiffage SA	515	43,622
Ferrovial SA	3,402	72,393

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.9% (Continued)

Engineering & Construction – 2.3% (Continued)
Fraport AG Frankfurt Airport Services Worldwide	264	$20,763
HOCHTIEF AG	143	25,764
Vinci SA	3,370	286,701
		714,828
Entertainment – 0.0% (c)
OPAP SA	1,504	14,909

Food – 2.8%
Carrefour SA	3,880	91,398
Casino Guichard Perrachon SA	407	24,517
Colruyt SA	479	24,599
Danone SA	4,110	287,336
Distribuidora Internacional de Alimentacion SA	4,391	26,140
Glanbia PLC	1,261	24,615
Jeronimo Martins SGPS SA	1,754	32,194
Kerry Group PLC – Class A	1,041	85,070
Kesko OYJ – Class B	483	22,634
Koninklijke Ahold Delhaize NV	9,142	189,408
METRO AG	1,181	38,864
Parmalat SpA	2,252	7,629
Suedzucker AG	555	11,871
		866,275
Food Service – 0.3%
Sodexo SA	651	82,756

Forest Products & Paper – 0.5%
Stora Enso OYJ – Class R	4,107	48,853
UPM-Kymmene OYJ	3,961	104,546
		153,399
Gas – 0.6%
Enagas SA	1,620	42,617
Gas Natural SDG SA	2,197	49,683
Italgas SpA	3,502	15,831
Snam SpA	17,471	77,228
		185,359

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.9% (Continued)

Healthcare-Products – 0.8%
Essilor International SA	1,464	$189,694
QIAGEN NV	1,631	48,769
Sartorius Stedim Biotech	170	11,402
		249,865
Healthcare-Services – 1.5%
BioMerieux	100	19,994
Eurofins Scientific SE	68	33,488
Fresenius Medical Care AG & Co. KGaA	1,549	137,433
Fresenius SE & Co KGaA	2,921	236,761
Orpea	300	30,640
		458,316
Holding Companies-Diversified – 0.3%
Ackermans & van Haaren NV	178	29,123
Bollore SA	7,008	28,513
Sofina SA	113	16,217
Wendel SA	216	30,270
		104,123
Home Furnishings – 0.1%
Rational AG	28	14,070
SEB SA	191	30,792
		44,862
Household Products/Wares – 0.4%
Henkel AG & Co. KGaA	871	101,662
Societe BIC SA	191	21,471
		123,133
Insurance – 6.2%
Aegon NV	12,604	64,240
Ageas	1,447	59,266
Allianz SE	3,292	626,829
Assicurazioni Generali SpA	9,114	144,252
AXA SA	13,926	371,807
CNP Assurances	1,178	24,599
Euler Hermes Group	113	11,038

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.9% (Continued)

Insurance – 6.2% (Continued)
Hannover Rueck SE	431	$51,691
Mapfre SA	7,262	25,345
Muenchener Rueckversicherungs-
Gesellschaft AG – Class R	1,032	197,796
NN Group NV	2,379	78,884
Poste Italiane SpA (b)	3,268	22,391
Sampo OYJ – Class A	3,402	163,018
SCOR SE	1,122	44,390
Talanx AG	270	9,732
UnipolSai Assicurazioni SpA	7,476	17,183
Vienna Insurance Group AG
Wiener Versicherung Gruppe	274	7,105
		1,919,566
Internet – 0.3%
Iliad SA	167	40,548
United Internet AG	845	38,894
		79,442
Investment Companies – 0.3%
Corp. Financiera Alba SA	123	6,686
EXOR NV	813	45,653
Groupe Bruxelles Lambert SA	554	53,111
		105,450
Iron/Steel – 0.7%
Acerinox SA	994	13,881
ArcelorMittal (a)	13,251	104,548
ThyssenKrupp AG	3,033	72,206
Voestalpine AG	813	33,967
		224,602
Lodging – 0.2%
Accor SA	1,251	57,023

Machinery-Diversified – 1.4%
Alstom SA (a)	1,096	34,801
ANDRITZ AG	512	28,316
CNH Industrial NV	6,556	72,343

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.9% (Continued)

Machinery-Diversified – 1.4% (Continued)
GEA Group AG	1,267	$53,881
KION Group AG	472	31,975
Kone OYJ – Class B	2,740	125,536
MAN SE	252	26,473
Metso OYJ	955	34,256
Zardoya Otis SA	1,344	12,459
		420,040
Media – 1.7%
Altice NV – Class A (a)	2,841	70,575
Altice NV – Class B (a)	857	21,313
Axel Springer SE	323	18,124
Lagardere SCA	820	25,118
Mediaset Espana Comunicacion SA	1,298	17,893
Mediaset SpA	2,548	10,419
ProSiebenSat.1 Media SE	1,654	70,248
RTL Group SA	276	21,391
SFR Group SA (a)	507	16,601
Telenet Group Holding NV (a)	348	21,137
Vivendi SA	7,827	155,300
Wolters Kluwer NV	2,181	92,631
		540,750
Metal Fabricate/Hardware – 0.2%
Tenaris SA	3,373	52,835

Miscellaneous Manufacturing – 2.8%
Siemens AG	5,496	787,862
Wartsila OYJ Abp	1,113	67,773
		855,635
Oil & Gas – 4.4%
Eni SpA	17,809	276,829
Galp Energia SGPS SA	3,735	58,058
Hellenic Petroleum SA	502	2,893
Motor Oil Hellas Corinth Refineries SA	395	6,699
Neste OYJ	916	37,408
OMV AG	1,029	47,386

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.9% (Continued)

Oil & Gas – 4.4% (Continued)
Repsol SA	8,130	$128,722
TOTAL SA	15,896	816,773
		1,374,768
Oil & Gas Services – 0.4%
Saipem SpA (a)	41,034	17,683
TechnipFMC PLC (a)	3,324	99,935
		117,618
Packaging & Containers – 0.1%
Huhtamaki OYJ	745	28,874

Pharmaceuticals – 5.9%
Bayer AG	5,979	739,869
Grifols SA	2,373	63,731
Ipsen SA	248	28,865
Merck KGaA	960	112,730
Orion OYJ – Class B	727	41,695
Recordati SpA	729	27,007
Sanofi	8,070	761,359
UCB SA	861	67,115
		1,842,371
Pipelines – 0.1%
Koninklijke Vopak NV	476	21,477

Private Equity – 0.1%
Eurazeo SA	297	20,136

Real Estate – 0.8%
Deutsche Wohnen AG – Class BR	2,406	82,269
LEG Immobilien AG	451	38,742
Vonovia SE	3,363	121,750
		242,761
Retail – 2.1%
FF Group (a)	245	5,215
Fielmann AG	180	13,761
GrandVision NV (b)	364	9,504
HUGO BOSS AG	459	34,914

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.9% (Continued)

Retail – 2.1% (Continued)
Industria de Diseno Textil SA	7,661	$293,832
JUMBO SA	689	10,875
Kering	538	166,759
Luxottica Group SpA	1,149	66,586
Salvatore Ferragamo SpA	451	14,448
Zalando SE (a) (b)	752	33,163
		649,057
Semiconductors – 1.8%
ASML Holding NV	2,321	306,805
Infineon Technologies AG	8,106	167,768
STMicroelectronics NV	4,534	73,342
		547,915
Software – 2.9%
Amadeus IT Holding SA	2,998	161,653
Dassault Systemes SE	905	80,768
SAP SE	6,462	648,087
		890,508
Telecommunications – 5.1%
Deutsche Telekom AG	23,218	407,191
Elisa OYJ	1,138	38,763
Eutelsat Communications SA	1,257	29,754
Hellenic Telecommunications Organization SA	1,736	16,887
Koninklijke KPN NV	22,198	64,199
Nokia OYJ	41,320	236,302
Orange SA	13,786	213,243
Proximus SADP	1,002	30,654
SES SA	2,555	55,872
Telecom Italia SpA (a)	81,132	72,027
Telecom Italia SpA – Savings Shares	43,066	30,751
Telefonica Deutschland Holding AG	4,889	23,699
Telefonica SA	31,023	343,172
Telekom Austria AG	1,009	7,086
		1,569,600

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 96.9% (Continued)

Transportation – 1.0%
bpost SA	714	$17,111
Deutsche Post AG	6,981	250,945
Groupe Eurotunnel SE	3,287	36,110
		304,166
Water – 0.3%
Suez	2,440	40,094
Veolia Environnement SA	3,526	66,985
		107,079
TOTAL COMMON STOCKS
(Cost $26,348,192)		30,106,998

PREFERRED STOCKS – 1.8%

Auto Manufacturers – 1.0%
Bayerische Motoren Werke AG	389	31,984
Porsche Automobil Holding SE	1,093	63,947
Volkswagen AG	1,327	210,393
		306,324
Chemicals – 0.1%
FUCHS PETROLUB SE	498	25,689

Electric – 0.0%
RWE AG	233	2,832

Electronics – 0.1%
Sartorius AG	248	22,708

Household Products/Wares – 0.5%
Henkel AG & Co. KGaA	1,254	170,748

Pharmaceuticals – 0.1%
Grifols SA – Class B	1,840	39,275
TOTAL PREFERRED STOCKS
(Cost $506,703)		567,576

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 1.1%

Diversified – 1.0%
Fonciere Des Regions	287	$25,617
Gecina SA	286	40,687
Klepierre	1,466	57,553
Merlin Properties Socimi SA	2,344	27,742
Unibail-Rodamco SE	712	174,855
		326,454
Office Property – 0.1%
ICADE	252	18,713
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $372,837)		345,167

SHORT-TERM INVESTMENTS – 0.2%

Money Market Funds- 0.2%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.66% (d)	69,003	69,003
TOTAL SHORT-TERM INVESTMENTS
(Cost $69,003)		69,003

TOTAL INVESTMENTS
(Cost $27,296,735) – 100.0%		31,088,744
Liabilities in Excess of Other Assets – 0.0% (c)		(7,280)
TOTAL NET ASSETS – 100.0%		$31,081,464

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $315,043 or 1.0% of net assets.

(c)	Less than 0.05%.
(d)	Rate disclosed is the seven day yield as of April 30, 2017.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2017

	Shares	Value
COMMON STOCKS – 94.5%

Australia – 3.2%
AGL Energy Ltd	11,720	$234,844
Amcor Ltd.	24,200	284,680
Caltex Australia Ltd.	5,771	129,078
CIMIC Group Ltd.	5,609	155,527
Coca-Cola Amatil Ltd.	19,114	134,109
GPT Group	46,869	184,251
Telstra Corp. Ltd.	347,318	1,097,503
		2,219,992
Canada – 1.5%
BCE, Inc.	22,473	1,023,184

Denmark – 2.1%
Novo Nordisk A/S	37,533	1,460,479

Finland – 0.7%
Kone OYJ – Class B	10,017	458,939

France – 6.3%
Cie de Saint-Gobain	9,736	525,499
Orange SA	67,821	1,049,060
Renault SA	5,462	509,359
Sanofi	15,920	1,501,962
Vinci SA	10,004	851,085
		4,436,965
Germany – 2.9%
Bayer AG	13,537	1,675,130
Evonik Industries AG	11,788	393,631
		2,068,761
Hong Kong – 1.9%
Chow Tai Fook Jewellery Group Ltd.	424,576	466,150
Li & Fung Ltd.	358,922	150,428
NWS Holdings Ltd.	101,841	191,418
PCCW Ltd.	238,193	134,433
Power Assets Holdings Ltd.	44,490	400,381
		1,342,810

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 94.5% (Continued)

Israel – 1.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	114,503	$192,693
Teva Pharmaceutical Industries Ltd	20,193	638,384
		831,077
Japan – 5.0%
Bridgestone Corp.	14,563	607,211
Canon, Inc.	27,808	921,986
ITOCHU Corp.	29,164	412,312
Japan Airlines Co Ltd	6,834	215,794
Lawson, Inc.	1,720	114,178
Oracle Corp Japan	6,337	364,957
Subaru Corp.	13,213	499,243
Sumitomo Corp.	25,125	335,488
		3,471,169
Jersey – 0.2%
United Co RUSAL PLC	316,620	162,414

Netherlands – 2.0%
Koninklijke Ahold Delhaize NV	22,142	458,749
Koninklijke KPN NV	337,065	974,824
		1,433,573
New Zealand – 0.3%
Fletcher Building Ltd.	13,462	79,028
Meridian Energy Ltd.	80,647	153,381
		232,409
Norway – 1.2%
Telenor ASA	52,405	847,171

Singapore – 1.2%
Genting Singapore PLC	212,568	169,641
Hutchison Port Holdings Trust – Class U	479,448	194,176
Keppel Corp Ltd	52,015	242,363
Singapore Press Holdings Ltd.	36,647	91,017
StarHub Ltd.	68,334	136,458
		833,655

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 94.5% (Continued)

South Korea – 3.4%
Kia Motors Corp.	6,585	$201,676
Korea Electric Power Corp.	25,460	1,014,686
KT&G Corp.	2,297	204,891
POSCO	1,450	340,869
SK Innovation Co. Ltd.	1,621	243,599
SK Telecom Co. Ltd.	1,720	362,018
		2,367,739
Spain – 4.5%
Endesa SA	32,181	758,410
Repsol SA	42,645	675,198
Telefonica SA	155,693	1,722,253
		3,155,861
Sweden – 2.7%
Telefonaktiebolaget LM Ericsson – Class B	151,982	979,776
Telia Co. AB	228,038	929,423
		1,909,199
Switzerland – 9.9%
ABB Ltd.	43,601	1,067,458
Kuehne + Nagel International AG – Class R	2,642	399,353
Nestle SA	19,012	1,464,593
Novartis AG	18,804	1,446,679
Roche Holding AG	5,863	1,533,808
SGS SA	150	337,538
Swisscom AG	1,525	665,176
		6,914,605
United Kingdom – 12.4%
BT Group PLC	246,151	971,590
Centrica PLC	203,236	520,936
Diageo PLC	48,750	1,418,465
Imperial Brands PLC	28,925	1,416,878
Next PLC	3,037	169,339
Rio Tinto PLC	33,593	1,332,268
Sky PLC	47,960	616,210

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 94.5% (Continued)

United Kingdom – 12.4% (Continued)
Unilever NV	32,353	$1,696,733
WPP PLC	24,772	530,361
		8,672,780
United States – 31.9%
AbbVie, Inc.	21,525	1,419,359
AT&T, Inc.	33,133	1,313,061
Cisco Systems, Inc.	43,621	1,486,167
Eaton Corp. PLC	8,271	625,618
Emerson Electric Co.	11,907	717,754
Ford Motor Co.	104,509	1,198,718
HP, Inc.	34,064	641,085
Intel Corp.	37,449	1,353,781
International Business Machines Corp.	7,994	1,281,358
Kimberly-Clark Corp.	6,280	814,830
L Brands, Inc.	4,803	253,646
Las Vegas Sands Corp.	20,114	1,186,525
LyondellBasell Industries NV – Class A	8,222	696,897
McDonald’s Corp.	10,812	1,512,923
Merck & Co., Inc.	20,927	1,304,380
Pfizer, Inc.	40,444	1,371,860
Philip Morris International, Inc.	14,486	1,605,628
Procter & Gamble Co.	15,526	1,355,886
QUALCOMM, Inc.	19,428	1,044,061
Thomson Reuters Corp.	12,820	582,561
Valero Energy Corp.	9,314	601,778
		22,367,876
TOTAL COMMON STOCKS
(Cost $63,506,480)		66,210,658

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 5.2%

Australia – 1.0%
Dexus Property Group	25,476	$194,579
Goodman Group	35,328	214,539
Vicinity Centres	133,011	286,844
		695,962
Singapore – 0.2%
CapitaLand Mall Trust	94,866	133,762

United States – 4.0%
AvalonBay Communities, Inc.	2,424	460,172
GGP, Inc.	14,701	317,689
Public Storage	3,179	665,619
Ventas, Inc.	9,560	611,936
Welltower, Inc.	10,797	771,338
		2,826,754
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,677,865)		3,656,478

MONEY MARKET FUNDS – 0.1%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.66% (a)	78,228	78,228
TOTAL MONEY MARKET FUNDS
(Cost $78,228)		78,228

TOTAL INVESTMENTS
(Cost $67,262,573) – 99.8%		69,945,364
Other Assets in Excess of Liabilities – 0.2%		113,578
TOTAL NET ASSETS – 100.0%		$70,058,942

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Rate disclosed is the seven day yield as of April 30, 2017.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017

	Shares	Value
COMMON STOCKS – 95.2%

Advertising – 1.8%
Omnicom Group, Inc.	2,558	$210,063

Aerospace/Defense – 2.0%
Boeing Co.	1,296	239,540

Airlines – 3.7%
Delta Air Lines, Inc.	4,717	214,341
United Continental Holdings, Inc. (a)	3,129	219,687
		434,028
Apparel – 2.0%
Michael Kors Holdings Ltd (a)	3,127	116,731
Ralph Lauren Corp.	1,064	85,886
Skechers U.S.A, Inc. – Class A (a)	1,140	28,785
		231,402
Auto Manufacturers – 1.8%
Ford Motor Co.	18,698	214,466

Auto Parts & Equipment – 1.7%
Allison Transmission Holdings, Inc.	1,770	68,464
Lear Corp.	934	133,244
		201,708
Biotechnology – 4.3%
Amgen, Inc.	1,311	214,113
Gilead Sciences, Inc.	3,344	229,231
United Therapeutics Corp. (a)	496	62,347
		505,691
Building Materials – 0.6%
Owens Corning	1,172	71,316

Chemicals – 2.9%
Cabot Corp.	638	38,401
Huntsman Corp.	3,629	89,890
LyondellBasell Industries NV – Class A	2,563	217,240
		345,531
Commercial Services – 1.4%
CoreLogic, Inc. (a)	1,044	44,621

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 95.2% (Continued)

Commercial Services – 1.4% (Continued)
Graham Holdings Co. – Class B	43	$25,873
LSC Communications, Inc.	824	21,317
ManpowerGroup, Inc.	683	68,969
		160,780
Computers – 6.2%
Apple, Inc.	1,690	242,769
Conduent, Inc. (a)	2,319	37,823
HP, Inc.	13,614	256,216
NCR Corp. (a)	1,685	69,506
NetApp, Inc.	2,292	91,336
Teradata Corp. (a)	1,285	37,496
		735,146
Diversified Financial Services – 2.0%
Alliance Data Systems Corp.	950	237,148

Electronics – 0.6%
Garmin Ltd.	1,461	74,277

Engineering & Construction – 1.9%
AECOM (a)	1,999	68,386
Chicago Bridge & Iron Co NV	2,261	68,011
Jacobs Engineering Group, Inc.	1,503	82,544
		218,941
Food – 2.7%
Pilgrim’s Pride Corp.	2,881	74,791
Tyson Foods, Inc. – Class A	3,719	238,983
		313,774
Hand/Machine Tools – 0.4%
Regal Beloit Corp.	617	48,650

Housewares – 0.6%
Scotts Miracle-Gro Co. – Class A	678	65,495

Internet – 1.3%
F5 Networks, Inc. (a)	542	69,988
Palo Alto Networks, Inc. (a)	721	78,164
		148,152

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 95.2% (Continued)

Iron/Steel – 0.7%
Steel Dynamics, Inc.	2,238	$80,881

Leisure Time – 0.4%
Polaris Industries, Inc.	587	50,048

Machinery-Construction & Mining – 0.8%
Oshkosh Corp.	822	57,039
Terex Corp.	1,126	39,387
		96,426
Media – 3.5%
AMC Networks, Inc. – Class A (a)	886	52,877
Discovery Communications, Inc. – Class A (a)	6,085	175,126
John Wiley & Sons, Inc. – Class A	604	31,831
News Corp. – Class A	4,075	51,834
Scripps Networks Interactive, Inc. – Class A	1,359	101,544
		413,212
Metal Fabricate/Hardware – 0.3%
The Timken Co.	727	35,078

Mining – 1.7%
Newmont Mining Corp.	6,001	202,894

Office/Business Equipment – 1.3%
Pitney Bowes, Inc.	3,007	39,963
Xerox Corp.	16,085	115,651
		155,614
Oil & Gas – 2.4%
PBF Energy, Inc. – Class A	2,278	50,845
Valero Energy Corp.	3,574	230,916
		281,761
Oil & Gas Services – 2.4%
Baker Hughes, Inc.	3,949	234,452
Dril-Quip, Inc. (a)	475	24,486
Oceaneering International, Inc.	1,044	27,551
		286,489

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 95.2% (Continued)

Pharmaceuticals – 5.8%
AmerisourceBergen Corp.	1,989	$163,197
Express Scripts Holding Co. (a)	3,305	202,729
Mallinckrodt PLC (a)	2,073	97,265
McKesson Corp.	1,550	214,350
		677,541
Retail – 18.5%
Bed Bath & Beyond, Inc.	2,766	107,183
Best Buy Co., Inc.	4,579	237,238
Brinker International, Inc.	774	34,203
CVS Health Corp.	2,919	240,642
Darden Restaurants, Inc.	1,081	92,090
Dillard’s, Inc. – Class A	921	50,996
GameStop Corp. – Class A	2,206	50,054
Gap, Inc.	5,290	138,598
Kate Spade & Co. (a)	1,007	17,522
Kohl’s Corp.	4,839	188,866
Michaels Cos., Inc. (a)	3,124	72,977
Nordstrom, Inc.	1,941	93,692
Nu Skin Enterprises, Inc. – Class A	549	30,321
PVH Corp.	1,139	115,073
Signet Jewelers Ltd.	877	57,742
Staples, Inc.	7,994	78,101
Target Corp.	4,124	230,325
Urban Outfitters, Inc. (a)	1,309	29,950
Wal-Mart Stores, Inc.	3,377	253,883
Williams-Sonoma, Inc.	931	50,321
		2,169,777
Semiconductors – 9.5%
Applied Materials, Inc.	6,415	260,513
Intel Corp.	6,589	238,193
Lam Research Corp.	1,363	197,431
QUALCOMM, Inc.	4,191	225,224
Skyworks Solutions, Inc.	1,407	140,334
Teradyne, Inc.	1,541	54,351
		1,116,046

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
COMMON STOCKS – 95.2% (Continued)

Software – 7.0%
CA, Inc.	3,986	$130,860
Citrix Systems, Inc. (a)	1,478	119,629
Donnelley Financial Solutions, Inc. (a)	467	10,377
Nuance Communications, Inc. (a)	3,628	64,905
Oracle Corp.	5,533	248,764
VMware, Inc. – Class A (a)	2,634	247,912
		822,447
Telecommunications – 3.0%
Cisco Systems, Inc.	6,887	234,640
Juniper Networks, Inc.	3,896	117,153
		351,793
TOTAL COMMON STOCKS
(Cost $11,069,769)		11,196,115

REAL ESTATE INVESTMENT TRUSTS – 4.7%

Diversified – 0.8%
Liberty Property Trust	2,261	91,729

Health Care – 1.2%
Care Capital Properties, Inc.	3,127	84,022
Quality Care Properties, Inc. (a)	3,127	54,253
		138,275
Mortgage – 2.2%
Annaly Capital Management, Inc.	21,580	254,860

Regional Malls – 0.5%
Taubman Centers, Inc.	963	60,236
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $526,189)		545,100

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
April 30, 2017 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
Short-Term Investments Trust Government &
Agency Portfolio, Institutional Class, 0.66% (b)	12,784	$12,784
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,784)		12,784

TOTAL INVESTMENTS
(Cost $11,608,742) – 100.0%		11,753,999
Other Assets in Excess of Liabilities – 0.0% (c)		4,599
TOTAL NET ASSETS – 100.0%		$11,758,598

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of April 30, 2017.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2017

	Pacer	Pacer	Pacer
	Trendpilot™	Trendpilot™	Trendpilot™
	750 ETF	450 ETF	100 ETF
ASSETS
Investments in Securities, at Value*	$456,331,237	$281,425,265	$73,735,015
Cash	2,090	369	—
Interest and Dividends Receivable	424,625	137,147	10,004
Receivable for Investment
Securities Sold	—	—	83,211
Receivable for Fund Shares Sold	—	1,400,150	1,305,905
Total Assets	456,757,952	282,962,931	75,134,135
LIABILITIES
Payable for Investment
Securities Purchased	358,454	1,399,299	1,401,060
Management Fees Payable	219,498	133,548	36,599
Total Liabilities	577,952	1,532,847	1,437,659
NET ASSETS	$456,180,000	$281,430,084	$73,696,476
NET ASSETS CONSIST OF:
Paid-in Capital	$438,361,065	$260,355,905	$73,110,309
Undistributed Accumulated
Net Investment Income	1,598,599	570,219	72,052
Accumulated Net Realized Loss	(39,862,732)	(7,576,616)	(11,823,559)
Net Unrealized Appreciation on:
Investments in Securities	56,083,068	28,080,576	12,337,674
Net Assets	$456,180,000	$281,430,084	$73,696,476
* Identified Cost:
Investments in Securities	$400,248,169	$253,344,689	$61,397,341
Net Asset Value (unlimited
shares authorized):
Net Assets	$456,180,000	$281,430,084	$73,696,476
Shares Outstanding (No Par Value)	17,900,000	10,050,000	2,800,000
Net Asset Value, Offering and
Redemption Price per Share	$25.48	$28.00	$26.32

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2017

	Pacer	Pacer	Pacer
	Trendpilot™	Global	US
	European	Cash Cows	Cash Cows
	Index ETF	Dividend ETF	100 ETF
ASSETS
Investments in Securities, at Value*	$31,088,744	$69,945,364	$11,753,999
Cash	—	—	830
Foreign Currency, at Value*	—	1	—
Interest and Dividends Receivable	54,528	130,758	5,003
Receivable for Fund Shares Sold	—	4,289,325	1,313,745
Total Assets	31,143,272	74,365,448	13,073,577
LIABILITIES
Payable for Investment
Securities Purchased	45,856	4,275,999	1,310,754
Management Fees Payable	15,952	30,507	4,225
Total Liabilities	61,808	4,306,506	1,314,979
NET ASSETS	$31,081,464	$70,058,942	$11,758,598
NET ASSETS CONSIST OF:
Paid-in Capital	$28,720,902	$67,922,320	$11,692,839
Undistributed Accumulated
Net Investment Income (Loss)	(9,004)	183,656	8,642
Accumulated Net Realized Loss	(1,422,505)	(730,032)	(88,140)
Net Unrealized Appreciation on:
Investments in Securities	3,792,009	2,682,791	145,257
Foreign Currencies	62	207	—
Net Assets	$31,081,464	$70,058,942	$11,758,598
* Identified Cost:
Investments in Securities	$27,296,735	$67,262,573	$11,608,742
Foreign Currencies	—	1	—
Net Asset Value (unlimited
shares authorized):
Net Assets	$31,081,464	$70,058,942	$11,758,598
Shares Outstanding (No Par Value)	1,150,000	2,450,000	450,000
Net Asset Value, Offering and
Redemption Price per Share	$27.03	$28.60	$26.13

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2017

	Pacer	Pacer	Pacer
	Trendpilot™	Trendpilot™	Trendpilot™
	750 ETF	450 ETF	100 ETF
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding
tax of $1,479, $1,270, and
$0, respectively)	$8,139,407	$3,215,971	$679,513
Interest	3,398	2,046	14,907
Total Investment Income	8,142,805	3,218,017	694,420
Expenses:
Management Fees	2,396,826	1,194,528	404,851
Total Expenses	2,396,826	1,194,528	404,851
Net Investment Income	5,745,979	2,023,489	289,569
REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	1,784,517	(1,617,958)	(2,687,755)
In-Kind Redemptions	4,888,914	7,831,683	1,426,220
Total	6,673,431	6,213,725	(1,261,535)
Net Change in Unrealized
Appreciation of:
Investments Securities	53,023,376	24,359,494	13,440,533
Total	53,023,376	24,359,494	13,440,533
Net Realized and Unrealized
Gain on Investments	59,696,807	30,573,219	12,178,998
NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS	$65,442,786	$32,596,708	$12,468,567
The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Year/Period Ended April 30, 2017

	Pacer	Pacer	Pacer
	Trendpilot™	Global	US
	European	Cash Cows	Cash Cows
	Index ETF	Dividend ETF	100 ETF(1)
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding
tax of $55,870, $89,915
and $14, respectively)	$325,710	$1,213,170	$41,203
Interest	12,605	317	15
Total Investment Income	338,315	1,213,487	41,218
Expenses:
Management Fees	154,915	191,999	10,926
Total Expenses	154,915	191,999	10,926
Net Investment Income	183,400	1,021,488	30,292
REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(1,913,501)	(898,053)	(88,195)
In-Kind Redemptions	510	1,016,892	111,076
Foreign Currencies	(154,750)	297	—
Contribution from Settlement	409,837	—	—
Total	(1,657,904)	119,136	22,881
Net Change in Unrealized
Appreciation of:
Investments Securities	3,789,509	2,465,106	145,257
Foreign Currencies	62	89	—
Total	3,789,571	2,465,195	145,257
Net Realized and Unrealized
Gain on Investments	2,131,667	2,584,331	168,138
NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS	$2,315,067	$3,605,819	$198,430

(1)	Fund commenced operations on December 16, 2016. The information presented is from December 16, 2016 to April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Year Ended	Period Ended
	April 30, 2017	April 30, 2016(b)
OPERATIONS
Net Investment Income	$5,745,979	$1,495,698
Net Realized Gain (Loss) on Investments	6,673,431	(37,810,412)
Change in Unrealized
Appreciation of Investments	53,023,376	3,059,692
Net Increase (Decrease) in Net Assets
Resulting from Operations	65,442,786	(33,255,022)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(4,351,256)	(1,241,121)
Total Distributions to Shareholders	(4,351,256)	(1,241,121)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	78,013,750	506,407,660
Payments for Shares Redeemed	(48,373,550)	(106,463,260)
Transaction Fees (Note 1)	13	—
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	29,640,213	399,944,400
Net Increase in Net Assets	$90,731,743	$365,448,257

NET ASSETS
Beginning of Period	$365,448,257	$—
End of Period	$456,180,000	$365,448,257
Undistributed Accumulated
Net Investment Income	$1,598,599	$202,967

(a)	Summary of capital share transactions is as follows:
		Shares	Shares
	Subscriptions	3,250,000	21,450,000
	Redemptions	(2,050,000)	(4,750,000)
	Net Increase (Decrease)	1,200,000	16,700,000

(b)	Fund commenced operations on June 11, 2015. The information presented is from June 11, 2015 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Year Ended	Period Ended
	April 30, 2017	April 30, 2016(b)
OPERATIONS
Net Investment Income (Loss)	$2,023,489	$(163,132)
Net Realized Gain (Loss) on Investments	6,213,725	(5,153,025)
Change in Unrealized
Appreciation of Investments	24,359,494	3,721,082
Net Increase (Decrease) in Net Assets
Resulting from Operations	32,596,708	(1,595,075)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(1,391,416)	—
From Return of Capital	—	(74,493)
Total Distributions to Shareholders	(1,391,416)	(74,493)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	134,728,500	183,982,620
Payments for Shares Redeemed	(34,312,200)	(32,504,560)
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	100,416,300	151,478,060
Net Increase in Net Assets	$131,621,592	$149,808,492

NET ASSETS
Beginning of Period	$149,808,492	$—
End of Period	$281,430,084	$149,808,492
Undistributed Accumulated
Net Investment Income (Loss)	$570,219	$(61,854)

(a)	Summary of capital share transactions is as follows:
		Shares	Shares
	Subscriptions	5,050,000	7,700,000
	Redemptions	(1,300,000)	(1,400,000)
	Net Increase	3,750,000	6,300,000

(b)	Fund commenced operations on June 11, 2015. The information presented is from June 11, 2015 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Year Ended	Period Ended
	April 30, 2017	April 30, 2016(b)
OPERATIONS
Net Investment Income	$289,569	$88,687
Net Realized Loss on Investments	(1,261,535)	(9,041,314)
Change in Unrealized
Appreciation (Depreciation) of Investments	13,440,533	(1,102,859)
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,468,567	(10,055,486)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(172,111)	(134,474)
Total Distributions to Shareholders	(172,111)	(134,474)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	25,020,200	127,574,780
Payments for Shares Redeemed	(33,309,025)	(47,695,975)
Net Increase (Decrease) in Net Assets Derived
from Capital Share Transactions (a)	(8,288,825)	79,878,805
Net Increase in Net Assets	$4,007,631	$69,688,845

NET ASSETS
Beginning of Period	$69,688,845	$—
End of Period	$73,696,476	$69,688,845
Undistributed Accumulated
Net Investment Income (Loss)	$72,052	$(45,406)

(a)	Summary of capital share transactions is as follows:
		Shares	Shares
	Subscriptions	1,100,000	5,350,000
	Redemptions	(1,550,000)	(2,100,000)
	Net Increase (Decrease)	(450,000)	3,250,000

(b)	Fund commenced operations on June 11, 2015. The information presented is from June 11, 2015 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Year Ended	Period Ended
	April 30, 2017	April 30, 2016(b)
OPERATIONS
Net Investment Income (Loss)	$183,400	$(23,967)
Net Realized Gain (Loss) on Investments	(1,657,904)	509
Change in Unrealized
Appreciation of Investments	3,789,571	2,500
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,315,067	(20,958)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	10,855,340	22,491,360
Payments for Shares Redeemed	(4,559,345)	—
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	6,295,995	22,491,360
Net Increase in Net Assets	$8,611,062	$22,470,402

NET ASSETS
Beginning of Period	$22,470,402	$—
End of Period	$31,081,464	$22,470,402
Undistributed Accumulated
Net Investment Loss	$(9,004)	$(22,142)

(a)	Summary of capital share transactions is as follows:
		Shares	Shares
	Subscriptions	450,000	900,000
	Redemptions	(200,000)	—
	Net Increase	250,000	900,000

(b)	Fund commenced operations on December 14, 2015. The information presented is from December 14, 2015 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Year Ended	Period Ended
	April 30, 2017	April 30, 2016(b)
OPERATIONS
Net Investment Income	$1,021,488	$25,759
Net Realized Gain (Loss) on Investments	119,136	(391)
Change in Unrealized
Appreciation of Investments	2,465,195	217,803
Net Increase in Net Assets
Resulting from Operations	3,605,819	243,171

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(862,811)	—
Total Distributions to Shareholders	(862,811)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	73,947,045	5,188,490
Payments for Shares Redeemed	(12,074,900)	—
Transaction Fees (Note 1)	12,013	115
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	61,884,158	5,188,605
Net Increase in Net Assets	$64,627,166	$5,431,776

NET ASSETS
Beginning of Period	$5,431,776	$—
End of Period	$70,058,942	$5,431,776
Undistributed Accumulated
Net Investment Income	$183,656	$25,368

(a)	Summary of capital share transactions is as follows:
		Shares	Shares
	Subscriptions	2,700,000	200,000
	Redemptions	(450,000)	—
	Net Increase	2,250,000	200,000

(b)	Fund commenced operations on February 22, 2016. The information presented is from February 22, 2016 to April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2017(b)
OPERATIONS
Net Investment Income	$30,292
Net Realized Gain on Investments	22,881
Change in Unrealized Appreciation of Investments	145,257
Net Increase in Net Assets
Resulting from Operations	198,430

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(21,662)
Total Distributions to Shareholders	(21,662)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	12,878,695
Payments for Shares Redeemed	(1,296,865)
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	11,581,830
Net Increase in Net Assets	$11,758,598

NET ASSETS
Beginning of Period	$—
End of Period	$11,758,598
Undistributed Accumulated Net Investment Income	$8,642

(a)	Summary of capital share transactions is as follows:
		Shares
	Subscriptions	500,000
	Redemptions	(50,000)
	Net Increase	450,000

(b)	Fund commenced operations on December 16, 2016. The information presented is from December 16, 2016 to April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the
	Year Ended	Period Ended
	April 30, 2017	April 30, 2016(1)
Net Asset Value, Beginning of Period	$21.88	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.34	0.13
Net Realized and Unrealized
Gain (Loss) on Investments	3.52	(3.15)
Total from Investment Operations	3.86	(3.02)

LESS DISTRIBUTIONS:
From Net Investment Income	(0.26)	(0.10)
Total Distributions	(0.26)	(0.10)
Net Asset Value, End of Period	$25.48	$21.88
Total Return	17.72%	-12.10	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$456,180	$365,448

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60	%(4)
Net Investment Income to Average Net Assets	1.44%	0.62	%(4)
Portfolio Turnover Rate(5)	7%	317	%(3)

(1)	Commencement of operations on June 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the
	Year Ended	Period Ended
	April 30, 2017	April 30, 2016(1)
Net Asset Value, Beginning of Period	$23.78	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income (Loss)(2)	0.27	(0.04)
Net Realized and Unrealized
Gain (Loss) on Investments	4.13	(1.16)
Total from Investment Operations	4.40	(1.20)

LESS DISTRIBUTIONS:
From Net Investment Income	(0.18)	—
From Return of Capital	—	(0.02)
Total Distributions	(0.18)	(0.02)
Net Asset Value, End of Period	$28.00	$23.78
Total Return	18.54%	-4.82	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$281,430	$149,808

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60	%(4)
Net Investment Income (Loss)
to Average Net Assets	1.02%	-0.17	%(4)
Portfolio Turnover Rate(5)	27%	379	%(3)

(1)	Commencement of operations on June 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the
	Year Ended	Period Ended
	April 30, 2017	April 30, 2016(1)
Net Asset Value, Beginning of Period	$21.44	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.11	0.04
Net Realized and Unrealized
Gain (Loss) on Investments	4.84	(3.55)
Total from Investment Operations	4.95	(3.51)

LESS DISTRIBUTIONS:
From Net Investment Income	(0.07)	(0.05)
Total Distributions	(0.07)	(0.05)
Net Asset Value, End of Period	$26.32	$21.44
Total Return	23.11%	-14.04	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$73,696	$69,689

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65%	0.65	%(4)
Net Investment Income to Average Net Assets	0.46%	0.18	%(4)
Portfolio Turnover Rate(5)	125%	295	%(3)

(1)	Commencement of operations on June 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ European Index ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the
	Year Ended		Period Ended
	April 30, 2017		April 30, 2016(1)
Net Asset Value, Beginning of Period	$24.97		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Gain (Loss)(2)	0.18		(0.04)
Net Realized and Unrealized
Gain (Loss) on Investments	1.88	(3)	0.01
Total from Investment Operations	2.06		(0.03)
Net Asset Value, End of Period	$27.03		$24.97
Total Return	8.25	%(5)	-0.13	%(4)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$31,081		$22,470

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65%		0.65	%(6)
Net Investment Income (Loss)
to Average Net Assets	0.77%		-0.39	%(6)
Portfolio Turnover Rate(7)	143%		0	%(4)

(1)	Commencement of operations on December 14, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Includes $0.41 gain derived from contribution from a settlement. See Note 5.
(4)	Not annualized.
(5)	Before the contribution from a settlement, the total return for the year would have been 6.60%. See Note 5.
(6)	Annualized.
(7)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the
	Year Ended	Period Ended
	April 30, 2017	April 30, 2016(1)
Net Asset Value, Beginning of Period	$27.16	$25.00

INCOME FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.88	0.23
Net Realized and Unrealized
Gain on Investments	1.26	1.93
Total from Investment Operations	2.14	2.16

LESS DISTRIBUTIONS:
From Net Investment Income	(0.70)	—
Total Distributions	(0.70)	—
Net Asset Value, End of Period	$28.60	$27.16
Total Return	8.03%	8.64	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$70,059	$5,432

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60	%(4)
Net Investment Income to Average Net Assets	3.19%	4.63	%(4)
Portfolio Turnover Rate(5)	44%	0	%(3)

(1)	Commencement of operations on February 22, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	April 30, 2017(1)
Net Asset Value, Beginning of Period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.13
Net Realized and Unrealized Gain on Investments	1.09
Total from Investment Operations	1.22

LESS DISTRIBUTIONS:
From Net Investment Income	(0.09)
Total Distributions	(0.09)
Net Asset Value, End of Period	$26.13
Total Return	4.87	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$11,759

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.49	%(4)
Net Investment Income to Average Net Assets	1.37	%(4)
Portfolio Turnover Rate(5)	36	%(3)

(1)	Commencement of operations on December 16, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized
(4)	Annualized
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2017

NOTE 1 – ORGANIZATION

Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF, Pacer Trendpilot™ 100 ETF, Pacer Trendpilot™ European Index ETF, Pacer Global Cash Cows Dividend ETF and Pacer US Cash Cows 100 ETF (individually the “Fund” or collectively the “Funds”) are series of Pacer Funds Trust (the “Trust”), a Delaware statutory trust organized on August 12, 2014. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the total return performance, before fees and expenses, of the Pacer Wilshire US Large-Cap Trendpilot Total Return Index, the Pacer Wilshire US Mid-Cap Trendpilot Total Return Index, the Pacer NASDAQ-100 Trendpilot Total Return Index, the Pacer Trendpilot European Total Return Index, the Pacer Global Cash Cows Dividend Total Return Index and the Pacer US Cash Cows 100 Index, respectively. Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF, and Pacer Trendpilot™ 100 ETF commenced operations on June 11, 2015. Pacer Trendpilot™ European Index ETF commenced operations on December 14, 2015. Pacer Global Cash Cows Dividend ETF commenced operations on February 22, 2016. Pacer US Cash Cows 100 ETF commenced operations on December 16, 2016. Each of the Funds are non-diversified series of the Trust.

Shares of the Funds are listed and traded on the BATS Exchange, Inc. (“BATS”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Continued)

The Funds each currently offer one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Pacer Trendpilot™ 750 ETF charges $750, Pacer Trendpilot™ 450 ETF charges $500, Pacer Trendpilot™ 100 ETF charges $250, Pacer Trendpilot™ European Index ETF charges $5,000, Pacer Global Cash Cows Dividend ETF charges $1,500, and Pacer US Cash Cows 100 ETF charges $250 for the standard fixed creation fee. For the Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF, Pacer Trendpilot™ 100 ETF, and the Pacer Trendpilot™ European Index ETF, the standard fixed creation transaction fee is $200 when the Deposit Securities include only U.S. Treasury bills. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

A.
Investment Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on NASDAQ Global Market (“NASDAQ”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on NASDAQ, the NASDAQ Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Continued)

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with the procedures adopted by the Board of Trustees (the “Board”). The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2017:

Pacer Trendpilot™ 750 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$438,427,098	$—	$—	$438,427,098
Investment Companies	169,946	—	—	169,946
Real Estate
Investment Trusts	17,032,634	—	—	17,032,634
Short-Term Investments	701,559	—	—	701,559
Total Investments
in Securities	$456,331,237	$—	$—	$456,331,237

^ See Schedule of Investments for sector breakouts.

Pacer Trendpilot™ 450 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$244,847,459	$—	$—	$244,847,459
Investment Companies	1,579,852	—	—	1,579,852
Real Estate
Investment Trusts	34,777,691	—	—	34,777,691
Short-Term Investments	220,263	—	—	220,263
Total Investments
in Securities	$281,425,265	$—	$—	$281,425,265

^ See Schedule of Investments for sector breakouts.

Pacer Trendpilot™ 100 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$73,682,179	$—	$—	$73,682,179
Short-Term Investments	52,836	—	—	52,836
Total Investments
in Securities	$73,735,015	$—	$—	$73,735,015

^ See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Continued)

Pacer Trendpilot™ European Index ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$30,106,998	$—	$—	$30,106,998
Preferred Stocks	567,576	—	—	567,576
Real Estate
Investment Trusts	345,167	—	—	345,167
Short-Term Investments	69,003	—	—	69,003
Total Investments
in Securities	$31,088,744	$—	$—	$31,088,744

^ See Schedule of Investments for sector breakouts.

Pacer Global Cash Cows Dividend ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$66,210,658	$—	$—	$66,210,658
Real Estate
Investment Trusts	3,656,478	—	—	3,656,478
Short-Term Investments	78,228	—	—	78,228
Total	$69,945,364	$—	$—	$69,945,364

^ See Schedule of Investments for country breakouts.

Pacer US Cash Cows 100 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$11,196,115	$—	$—	$11,196,115
Real Estate
Investment Trusts	545,100	—	—	545,100
Short-Term Investments	12,784	—	—	12,784
Total Investments
in Securities	$11,753,999	$—	$—	$11,753,999

^ See Schedule of Investments for sector breakouts.

Transfers between levels are recognized at the end of the reporting period. During the fiscal year/period ended April 30, 2017, the Funds recognized no transfers to or from Levels 1, 2, or 3.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Continued)

investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal year/period ended April 30, 2017, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year/period ended April 30, 2017, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least on an annual basis and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Continued)

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the BATS is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.
Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year/period ended April 30, 2017, the following table shows the reclassifications made:

	Undistributed
	Accumulated Net	Accumulated
	Investment	Net Realized	Paid-In
	Income/(Loss)	Gain/(Loss)	Capital
Pacer Trendpilot™ 750 ETF	$909	$(4,560,850)	$4,559,941
Pacer Trendpilot™ 450 ETF	—	(7,592,747)	7,592,747
Pacer Trendpilot™ 100 ETF	—	572,591	(572,591)
Pacer Trendpilot™
European Index ETF	(170,262)	235,399	(65,137)
Pacer Global Cash
Cows Dividend ETF	(389)	(849,168)	849,557
Pacer US Cash Cows 100 ETF	12	(111,021)	111,009

During the fiscal year/period ended April 30, 2017, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

Pacer Trendpilot™ 750 ETF	$4,888,914
Pacer Trendpilot™ 450 ETF	$7,831,683
Pacer Trendpilot™ 100 ETF	$1,426,220
Pacer Trendpilot™ European Index ETF	$510
Pacer Global Cash Cows Dividend ETF	$1,016,892
Pacer US Cash Cows 100 ETF	$111,076

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacer Advisors, Inc. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, Pacer Trendpilot™ 750 ETF pays the Adviser 0.60%, Pacer Trendpilot™ 450 ETF pays the Adviser 0.60%, Pacer Trendpilot™ 100 ETF pays the Adviser 0.65%, Pacer Trendpilot™ European ETF pays the Adviser 0.65%, Pacer Global Cash Cows Dividend ETF pays the Adviser 0.60% and Pacer US Cash Cows 100 ETF pays the Adviser 0.49% at an annual rate based on each Fund’s average daily net assets.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal year/period ended April 30, 2017.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS.  Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

NOTE 5 – INVESTMENT TRANSACTIONS

For the fiscal year/period ended April 30, 2017, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Pacer Trendpilot™ 750 ETF	$36,350,251	$29,328,435
Pacer Trendpilot™ 450 ETF	64,203,927	54,056,370
Pacer Trendpilot™ 100 ETF	73,257,287	72,101,592
Pacer Trendpilot™ European Index ETF	48,029,711	24,368,533
Pacer Global Cash Cows Dividend ETF	20,948,730	14,595,664
Pacer US Cash Cows 100 ETF	2,608,191	2,594,656

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Continued)

For the fiscal year/period ended April 30, 2017, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
Pacer Trendpilot™ 750 ETF	$77,795,525	$48,281,474
Pacer Trendpilot™ 450 ETF	134,205,137	34,509,379
Pacer Trendpilot™ 100 ETF	23,879,321	33,175,313
Pacer Trendpilot™ European Index ETF	7,313,018	2,275,407
Pacer Global Cash Cows Dividend ETF	67,526,518	11,983,006
Pacer US Cash Cows 100 ETF	12,823,624	1,259,867

For the fiscal year/period ended April 30, 2017, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

During the fiscal year ended April 30, 2017, Pacer Trendpilot™ European Index ETF accepted a cash contribution in the amount of $409,837 to reimburse the Fund from prior securities transactions.

NOTE 6 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at April 30, 2017 were as follows:

	Pacer	Pacer	Pacer
	Trendpilot™	Trendpilot™	Trendpilot™
	750 ETF	450 ETF	100 ETF
Tax cost of investments	$400,507,627	$254,243,749	$63,500,301
Gross tax unrealized appreciation	64,716,505	35,309,287	13,083,694
Gross tax unrealized depreciation	(8,892,895)	(8,127,771)	(2,848,980)
Net tax unrealized
appreciation (depreciation)	55,823,610	27,181,516	10,234,714
Undistributed ordinary income	1,598,599	570,219	72,052
Undistributed long-term gain	—	—	—
Total distributable earnings	1,598,599	570,219	72,052
Other accumulated (loss)	(39,603,274)	(6,677,556)	(9,720,599)
Total accumulated gain (loss)	$17,818,935	$21,074,179	$586,167

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Continued)

	Pacer	Pacer	Pacer
	Trendpilot™	Global	US
	European	Cash Cows	Cash Cows
	Index ETF	Dividend ETF	100 ETF
Tax cost of investments	$27,306,006	$67,637,917	$11,631,757
Gross tax unrealized appreciation	4,160,960	4,298,093	414,202
Gross tax unrealized depreciation	(378,222)	(1,990,646)	(291,960)
Net tax unrealized
appreciation (depreciation)	3,782,738	2,307,447	122,242
Undistributed ordinary income	—	240,933	8,642
Undistributed long-term gain	—	—	—
Total distributable earnings	—	240,933	8,642
Other accumulated (loss)	(1,422,176)	(411,758)	(65,125)
Total accumulated gain (loss)	$2,360,562	$2,136,622	$65,759

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

At April 30, 2017, the Funds did not defer, on a tax basis, any post-October or Late Year losses.

At April 30, 2017, the Funds had the following capital loss carryforwards:

	Amount	Expires
Pacer Trendpilot™ 750 ETF	$39,603,274	Indefinite
Pacer Trendpilot™ 450 ETF	6,677,556	Indefinite
Pacer Trendpilot™ 100 ETF	9,720,599	Indefinite
Pacer Trendpilot™ European Index ETF	1,422,238	Indefinite
Pacer Global Cash Cows Dividend ETF	411,965	Indefinite
Pacer US Cash Cows 100 ETF	65,125	Indefinite

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2017 was as follows:

	Ordinary	Capital	Return of
	Income	Gains	Capital
Pacer Trendpilot™ 750 ETF	$4,351,256	$—	$—
Pacer Trendpilot™ 450 ETF	1,391,416	—	—
Pacer Trendpilot™ 100 ETF	172,111	—	—
Pacer Trendpilot™ European Index ETF	—	—	—
Pacer Global Cash Cows Dividend ETF	862,811	—	—
Pacer US Cash Cows 100 ETF	21,662	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Continued)

The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2016 was as follows:

	Ordinary	Capital	Return of
	Income	Gains	Capital
Pacer Trendpilot™ 750 ETF	$1,241,121	$—	$—
Pacer Trendpilot™ 450 ETF	—	—	74,493
Pacer Trendpilot™ 100 ETF	134,474	—	—
Pacer Trendpilot™ European Index ETF	—	—	—
Pacer Global Cash Cows Dividend ETF	—	—	—

NOTE 8 – NEW ACCOUNTING PRONOUNCEMENTS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE 9 – SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.

On June 19, 2017, the Adviser launched two new Funds in the Pacer Funds Trust: Pacer Developed Markets International Cash Cows 100 ETF and Pacer US Small Cap Cash Cows 100 ETF.

On June 26, 2017, the following Funds declared distributions from ordinary income to shareholders of record as of June 29, 2017 payable June 30, 2017, as follows:

	Ordinary	Per Share
Fund	Income	Amount
Pacer Global Cash Cows Dividend ETF	$678,886	$0.21802782
Pacer US Cash Cows 100 ETF	$42,037	$0.09341457

Pacer Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Pacer Funds Trust and the Shareholders of Pacer Trendpilot™ 750 ETF,
Pacer Trendpilot™ 450 ETF, Pacer Trendpilot™ 100 ETF, Pacer Trendpilot™ European Index ETF,
Pacer Global Cash Cows Dividend ETF and Pacer US Cash Cows 100 ETF:

We have audited the accompanying statements of assets and liabilities of the Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF and the Pacer Trendpilot™ 100 ETF, including the schedules of investments, as of April 30, 2017 and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period June 11, 2015 (commencement of operations) through April 30, 2016. We have also audited the accompanying statement of assets and liabilities of the Pacer Trendpilot™ European Index ETF, including the schedule of investments, as of April 30, 2017 and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period December 14, 2015 (commencement of operations) through April 30, 2016. We have also audited the accompanying statement of assets and liabilities of the Pacer Global Cash Cows Dividend ETF, including the schedule of investments, as of April 30, 2017 and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period February 22, 2016 (commencement of operations) through April 30, 2016. We have also audited the accompanying statement of assets and liabilities of the Pacer US Cash Cows 100 ETF, including the schedule of investments, as of April 30, 2017 and the related statements of operations, changes in net assets and the financial highlights for the period December 16, 2016 (commencement of operations) through April 30, 2017.  Hereinafter, the above referenced funds will be collectively referred to as the “Funds”.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds were not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of April 30, 2017, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF, Pacer Trendpilot™ 100 ETF, Pacer Trendpilot™ European Index ETF,  Pacer Global Cash Cows Dividend ETF and  Pacer US Cash Cows 100 ETF, as of April 30, 2017, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
June 26, 2017

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year/period ended April 30, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Pacer Trendpilot™ 750 ETF	100.00%
Pacer Trendpilot™ 450 ETF	100.00%
Pacer Trendpilot™ 100 ETF	100.00%
Pacer Trendpilot™ European ETF	96.00%
Pacer Global Cash Cows Dividend ETF	0.00%
Pacer US Cash Cows 100 ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended April 30, 2017 was as follows:

Pacer Trendpilot™ 750 ETF	100.00%
Pacer Trendpilot™ 450 ETF	100.00%
Pacer Trendpilot™ 100 ETF	100.00%
Pacer Trendpilot™ European ETF	96.00%
Pacer Global Cash Cows Dividend ETF	0.00%
Pacer US Cash Cows 100 ETF	31.67%

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

Pacer Trendpilot™ 750 ETF	0.00%
Pacer Trendpilot™ 450 ETF	0.00%
Pacer Trendpilot™ 100 ETF	0.00%
Pacer Trendpilot™ European ETF	0.00%
Pacer Global Cash Cows Dividend ETF	0.00%
Pacer US Cash Cows 100 ETF	0.00%

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Funds’ Form N-Q is available on the website of the SEC at http://www.sec.gov.  Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS

Pacer US Cash Cows 100 ETF

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”), attended an in-person meeting held on September 19, 2016 (the “Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”) with respect to the Pacer US Cash Cows 100 ETF (the “Fund”).

Prior to reaching the conclusion to approve the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement.  In addition, the Board received a memorandum from fund counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements. Prior to the Meeting, the Board obtained and reviewed a variety of information, including certain comparative information regarding the Fund’s proposed expenses relative to the expenses of other comparable funds. The Independent Trustees carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations.

At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including:  (1) a copy of the proposed Investment Advisory Agreement; (2) the Advisor’s responses to a questionnaire designed to provide the Board with information reasonably necessary to

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures; (4) information describing  the nature, quality and extent of services that the Advisor will provide to the Fund, and the proposed advisory fees payable to the Advisor for its services; (5) certain comparative information regarding the Fund’s proposed expenses relative to the expenses of other comparable funds; (6) a copy of the Trust’s registration statement that included the Fund; and (7) information regarding the financial condition of the Advisor.  Representatives from the Advisor, along with other Trust service providers, presented additional information and participated in question and answer sessions at the Meetings to help the Board evaluate the Advisor’s services, fees and other aspects of the Investment Advisory Agreement.

In considering the approval of the Investment Advisory Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor; and (ii) the fees to be paid to the Advisor, as discussed in further detail below.

•
Nature, Extent and Quality of Services to be Provided by the Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and determined that the Advisor was capable of providing the necessary advisory services to the Fund, as indicated by the firm’s management capabilities and the professional qualifications and experience of its portfolio managers.  Among other things, the Trustees considered the quality of the Adviser’s portfolio management personnel and the level of services provided to the existing exchange traded funds managed by the Advisor. The Board also considered other services to be provided to the Fund by the Advisor, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations.  Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Advisor.

•
Costs of Services to be Provided to the Fund and Profitability.  In considering the advisory fees payable by the Fund to the Advisor and such Fund’s expected expense ratio, the Board reviewed certain statistical information provided by the Advisor and the Trust’s administrator that compared the Fund’s expenses to those of comparable funds in the Fund’s peer groups, as determined by the administrator and the Advisor. In the report, the Fund’s expected expense ratio was compared to those of other funds with shared key characteristics determined by the administrator and Advisor to comprise the Fund’s applicable peer groups.  The Board also noted that the Advisor had contractually agreed to pay all operating expenses of the Fund, including the cost of transfer agency, custody,

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. The Board also evaluated the compensation and benefits expected to be received by the Advisor from its relationship with the Fund, taking into account projections of the Advisor’s anticipated profitability at different asset levels.  Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

•
Performance of the Fund and Economies of Scale.  Because the Fund was new and had not commenced operations, they did not yet have an investment performance record for the Board to review and consider.  Similarly, it was not possible for the Board to review and consider the extent to which economies of scale would be realized by the Advisor as the assets of the Fund grow.  Accordingly, the Board did not make any conclusions regarding the Fund’s investment performance or the extent to which economies of scale would be realized by the Advisor as the assets of the Fund grow, but will do so during future considerations of the Investment Advisory Agreement.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to the Fund; and (c) agreed to approve the Investment Advisory Agreement for an initial term of two years.  In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Pacer Trendpilot 750 ETF, Pacer Trendpilot 450 ETF, Pacer Trendpilot 100 ETF, Pacer Trendpilot European Index ETF, Pacer Autopilot Hedged European Index ETF, Pacer Global Cash Cows Dividend ETF, Pacer US Export Leaders ETF, and Pacer International Export Leaders ETF

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”), attended an in-person meeting held on March 27, 2017 (the “Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the proposed continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”) relating to the following series of the Trust: Pacer Trendpilot™ 750

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

ETF, Pacer Trendpilot™ 450 ETF, Pacer Trendpilot™ 100 ETF, Pacer Trendpilot™ European Index ETF, Pacer Autopilot Hedged European Index ETF (PAEU), Pacer Global Cash Cows Dividend ETF, Pacer US Export Leaders ETF and Pacer International Export Leaders ETF (each, a “Fund” and together, the “Funds”).  The Board, including all of the Trust’s Independent Trustees voting separately, unanimously approved the continuation of the Investment Advisory Agreement based on its review of qualitative and quantitative information provided by the Advisor and the Trust’s other service providers.

Prior to deciding to approve the continuation Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement.  The Independent Trustees received assistance and advice from and met separately with independent counsel.  In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements. Prior to the Meeting, the Board obtained and reviewed a variety of information, including certain comparative information regarding each Fund’s proposed expenses relative to the expenses of other comparable funds.

At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to a questionnaire designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Advisor has and is prepared in the future to provide to the Funds, and the advisory fees payable to the Advisor for its services; (5) certain comparative information regarding each Fund’s expenses relative to the expenses of other funds; (6) a copy of the Trust’s registration statement that included the Funds; and (7) information regarding the financial condition of the Advisor.  Representatives from the Advisor, along with other Trust service providers, presented additional information and participated in question and answer sessions at the Meetings to help the Board evaluate the Advisor’s services, fees and other aspects of the Investment Advisory Agreement.

In considering the approval of the continuation of the Investment Advisory Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) possible conflicts of interest, and (iii) the fees to be paid to the Advisor, as discussed in further detail below.

•
Nature, Extent and Quality of Services to be Provided by the Advisor. The Board reviewed the scope of services provided by the Advisor under the Investment Advisory Agreement and determined that the Advisor had been

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

providing and was capable of providing in the future all necessary advisory services required by each Fund, as indicated by the firm’s management capabilities and the professional qualifications and experience of its portfolio managers.  The Board also considered other services provided to the Funds by the Advisor, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations.  Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Advisor.

•
Costs of Services to be Provided to the Funds and Profitability.  In considering the advisory fees payable by the Funds to the Advisor and each Fund’s expense ratio, the Board reviewed data compiled by the Advisor from an unaffiliated third party proprietary database comparing the expense ratios and performance of the Funds with the expense ratios and performance of other ETFs having similar investment objectives (the “Peer Group”).  The Board compared each Fund’s expense ratio to the net expense ratios (i.e., expense ratios after any fee waivers and/or expense reimbursements) of the ETFs in each Fund’s Peer Group as of February 28, 2017. Except with respect to the Pacer Trendpilot™ 100 ETF, the Board noted that expense ratio of each Fund was above the median and average, but below the maximum, expense ratio of the ETFs in each such Fund’s Peer Group.  With respect to the Pacer Trendpilot™ 100 ETF, the Board noted that expense ratio of such Fund was slightly above the maximum expense ratio of the ETFs in such Fund’s Peer Group and discussed with the Advisor the reasons therefor.  The Board also noted that the Advisor had contractually agreed to pay all operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses.  It was noted that this contractual agreement cannot be changed without shareholder approval.  The Board also evaluated the compensation and benefits received by the Advisor from its relationship with the Funds, taking into account assessments of the Advisor’s anticipated profitability at different asset levels.  Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

•
Performance of each Fund and Economies of Scale.  The Board reviewed the performance of the Funds since inception, including tracking difference (i.e., the difference of the returns between a fund and the underlying index it seeks to track). The Board noted that the Advisor discussed at each quarterly meeting the

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

factors contributing to each Fund’s investment performance. In particular, the Board considered the investment performance of each Fund relative to its stated investment objective to seek investment results that correspond (before fees and expenses) to the price and yield performance of the applicable underlying index that is referenced in the Fund’s investment objective, and the Advisor’s success in achieving each Fund’s objective. The Board also reviewed and considered the extent to which economies of scale had been and/or would be realized by the Advisor as the assets of the Funds grew or may grow in the future.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to the Funds; and (c) agreed to approve the continuation of the Investment Advisory Agreement for an additional term of one year.  In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTE 6 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees.  The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds.  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years.  There are currently three Trustees, two of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”).  The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.  The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 16 Industrial Blvd., Suite 201, Paoli, PA 19301.  The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

		Term of	Number of
		Office	Portfolios	Other
		and	in Fund	Directorships
	Position(s)	Length	Complex	Held by Trustee
Name and	Held with	of Time	Principal Occupation(s)	Overseen	During Past
Year of Birth	the Trust	Served	During Past 5 Years	By Trustee	Five Years
Interested Trustee
Joe M. Thomson	Trustee,	Indefinite	Founder/President at	11	Director, First
Born: 1944	Chairman,	Term;	Pacer Advisors, Inc.		Cornerstone
	President	since	(since 2005); President		Bank
	and Principal	2014	and Chief Compliance		(2000-2016)
	Executive		Officer, Pacer Financial,
	Officer		Inc. (since 2005)

Independent Trustees
Deborah G. Wolk	Lead	Indefinite	Self-employed providing	11	None
Born: 1950	Independent	Term;	accounting services and
	Trustee	since	computer modeling
		2015	(since 1997)

Jonathan H.	Trustee	Indefinite	CEO and Chairman,	11	None
Newman, Sr.		Term;	Newman Wine &
Born: 1962		since	Spirits (since 2007)
2015

Officers who are not Trustees:
Sean E. O’Hara	Treasurer	Indefinite	Director, Index Design	N/A	None
Born: 1962	and Principal	Term;	Group (since 2015);
	Financial	since	Director, Pacer Financial,
	Officer	2014	Inc. (since 2007);
Director, Pacer Advisors,
Inc. (since 2007)

Bruce Kavanaugh	Secretary	Indefinite	Vice President, Pacer	N/A	None
Born: 1964		Term;	Advisors, Inc. (since 2004),
		since	Vice President, Pacer
		2016	Financial, Inc. (since 2004)

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

		Term of	Number of
		Office	Portfolios	Other
		and	in Fund	Directorships
	Position(s)	Length	Complex	Held by Trustee
Name and	Held with	of Time	Principal Occupation(s)	Overseen	During Past
Year of Birth	the Trust	Served	During Past 5 Years	By Trustee	Five Years
Robert Amweg	Chief	Indefinite	Compliance Director,	N/A	None
Gateway Corporate	Compliance	Term;	Vigilant Compliance,
Center, Suite 216	Officer and	since	LLC (an investment
223 Wilmington	AML Officer	2015	management services
West Chester Pike			company) (since 2013);
Chadds Ford, PA			Consultant to the
19317			financial services industry
Born: 1953			(since 2012); and Chief
Financial Officer and
Chief Accounting Officer,
Turner Investments, LP
(2007-2012)

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

Privacy Policy

FACTS	WHAT DOES PACER FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all information sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this Notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Pacer Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Pacer Funds	Can you limit
	Trust share?	this sharing?
For our everyday business purposes –	Yes	No
such as to process your transactions, maintain your
account(s), respond to court orders and legal
investigations, or report to credit bureaus
For our marketing purposes –	No	We don’t share
to offer our products and services to you
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes –	Yes	No
information about your transactions and experiences
For our affiliates’ everyday business purposes –	No	We don’t share
information about your creditworthiness
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call [1-800-617-0004] or go to [www.paceretfs.com]

Privacy Policy (Continued)

What we do
How does Pacer Funds Trust	To protect your personal information from unauthorized access and use, we use security measures that comply
protect my personal information?	with federal law. These measures include computer safeguards and secured files and buildings.
How does Pacer Funds Trust	We collect your personal information, for example, when you
collect my personal information?	• open an account
• provide account information
• give us your contact information
• make a wire transfer
• tell us where to send the money
We also collect your information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies such as Pacer Advisors, Inc. and Pacer Distributors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Pacer Funds Trust doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Pacer Funds Trust doesn’t jointly market.

Advisor
Pacer Advisors, Inc.
16 Industrial Blvd., Suite 201
Paoli, PA 19301

Index Provider
Index Design Group, LLC
16 Industrial Blvd., Suite 201
Paoli, PA 19301

Distributor
Pacer Financial, Inc.
16 Industrial Blvd., Suite 201
Paoli, PA 19301

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Sanville & Company
1514 Old York Rd.
Abington, PA 19001

Legal Counsel
DLA Piper LLP
1650 Market St., Suite 4900
Philadelphia, PA 19103-7300

PACER	PACER	PACER	PACER TRENDPILOT™	PACER GLOBAL	PACER US
TRENDPILOT™	TRENDPILOT™	TRENDPILOT™	EUROPEAN INDEX	CASH COWS	CASH COWS
750 ETF	450 ETF	100 ETF	ETF	DIVIDEND ETF	100 ETF
PTLC	PTMC	PTNQ	PTEU	GCOW	COWZ

CUSIP	CUSIP	CUSIP	CUSIP	CUSIP	CUSIP
69374H105	69374H204	69374H303	69374H808	69374H707	69374H881

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Deborah Wolk is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  No “Other services” were provided by the principal accountant were.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 04/30/2017	FYE 04/30/2016
Audit Fees	$51,000	$64,000
Audit-Related Fees	$0	$0
Tax Fees	$6,000	$0
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Sanville & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 04/30/2017	FYE 04/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 04/30/2017	FYE 04/30/2016
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee [, consisting of the entire Board,] are as follows: Jonathan Newman and Deborah Wolk.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pacer Funds Trust

By (Signature and Title)      /s/Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date     June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date     June 26, 2017

By (Signature and Title)      /s/Sean E. O’Hara
Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date     June 26, 2017

* Print the name and title of each signing officer under his or her signature.